Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.7%)
U.S. Government Securities (13.8%)
[1,2]	United States Treasury Note/Bond	1.250%	5/31/2028	105,000	99,414
	United States Treasury Note/Bond	4.000%	6/30/2028	56,738	56,563
	United States Treasury Note/Bond	3.875%	7/15/2028	87,400	86,902
	United States Treasury Note/Bond	4.000%	1/31/2029	45,525	45,333
	United States Treasury Note/Bond	3.500%	3/15/2029	20,254	19,915
	United States Treasury Note/Bond	2.375%	3/31/2029	48,266	46,043
[2]	United States Treasury Note/Bond	4.125%	3/31/2029	89,400	89,302
	United States Treasury Note/Bond	4.625%	4/30/2029	71,503	72,360
	United States Treasury Note/Bond	2.750%	5/31/2029	18,822	18,099
	United States Treasury Note/Bond	3.625%	8/31/2029	84,300	82,960
	United States Treasury Note/Bond	4.000%	10/31/2029	53,000	52,712
	United States Treasury Note/Bond	4.125%	10/31/2029	70,000	69,888
	United States Treasury Note/Bond	3.625%	3/31/2030	22,862	22,421
	United States Treasury Note/Bond	3.500%	4/30/2030	29,000	28,303
	United States Treasury Note/Bond	3.875%	6/30/2030	142,201	140,579
[3]	United States Treasury Note/Bond	4.000%	7/31/2030	111,940	111,135
	United States Treasury Note/Bond	4.625%	9/30/2030	35,517	36,104
	United States Treasury Note/Bond	3.750%	1/31/2031	78,084	76,623
	United States Treasury Note/Bond	4.125%	7/31/2031	52,301	52,093
	United States Treasury Note/Bond	3.750%	8/31/2031	74,765	73,129
	United States Treasury Note/Bond	4.500%	12/31/2031	29,871	30,257
	United States Treasury Note/Bond	1.875%	2/15/2032	81,748	72,130
	United States Treasury Note/Bond	4.000%	6/30/2032	44,864	44,247
	United States Treasury Note/Bond	2.750%	8/15/2032	39,821	36,573
	United States Treasury Note/Bond	4.000%	1/31/2033	69,253	68,076
	United States Treasury Note/Bond	4.625%	2/15/2035	86,882	88,280
	United States Treasury Note/Bond	1.125%	8/15/2040	42,000	26,317
	United States Treasury Note/Bond	1.875%	2/15/2041	45,200	31,365
	United States Treasury Note/Bond	4.750%	2/15/2041	34,225	34,232
	United States Treasury Note/Bond	2.250%	5/15/2041	28,600	20,865
[2]	United States Treasury Note/Bond	4.375%	5/15/2041	40,000	38,339
	United States Treasury Note/Bond	1.750%	8/15/2041	57,257	38,371
	United States Treasury Note/Bond	2.000%	11/15/2041	86,800	60,126
[4]	United States Treasury Note/Bond	3.125%	11/15/2041	47,535	38,838
	United States Treasury Note/Bond	2.375%	2/15/2042	34,231	24,983
	United States Treasury Note/Bond	3.000%	5/15/2042	43,650	34,749
	United States Treasury Note/Bond	3.375%	8/15/2042	29,466	24,593
	United States Treasury Note/Bond	3.875%	5/15/2043	28,104	24,845
	United States Treasury Note/Bond	3.625%	8/15/2043	37,523	31,974
	United States Treasury Note/Bond	4.375%	8/15/2043	73,600	69,241
[2]	United States Treasury Note/Bond	3.750%	11/15/2043	26,360	22,789
	United States Treasury Note/Bond	3.375%	5/15/2044	22,617	18,443
	United States Treasury Note/Bond	4.625%	5/15/2044	71,500	69,084
	United States Treasury Note/Bond	3.125%	8/15/2044	14,560	11,394
	United States Treasury Note/Bond	4.125%	8/15/2044	20,535	18,571
	United States Treasury Note/Bond	3.000%	11/15/2044	11,419	8,732
	United States Treasury Note/Bond	4.625%	11/15/2044	33,301	32,111
	United States Treasury Note/Bond	4.750%	2/15/2045	29,100	28,468
	United States Treasury Note/Bond	5.000%	5/15/2045	28,000	28,244
	United States Treasury Note/Bond	4.875%	8/15/2045	15,500	15,382
	United States Treasury Note/Bond	3.000%	11/15/2045	6,000	4,531
	United States Treasury Note/Bond	4.625%	11/15/2045	31,500	30,257
	United States Treasury Note/Bond	2.500%	2/15/2046	13,000	8,967
	United States Treasury Note/Bond	2.500%	5/15/2046	30,900	21,228
	United States Treasury Note/Bond	2.250%	8/15/2046	19,416	12,669
	United States Treasury Note/Bond	2.875%	11/15/2046	54,000	39,435
[2]	United States Treasury Note/Bond	2.750%	8/15/2047	58,000	41,012
	United States Treasury Note/Bond	2.750%	11/15/2047	38,211	26,940
	United States Treasury Note/Bond	3.125%	5/15/2048	20,000	15,019
	United States Treasury Note/Bond	3.000%	8/15/2048	21,600	15,825
	United States Treasury Note/Bond	3.375%	11/15/2048	23,000	17,978
	United States Treasury Note/Bond	2.250%	8/15/2049	39,200	24,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	11/15/2049	45,615	29,053
	United States Treasury Note/Bond	2.000%	2/15/2050	70,509	41,074
[1,3]	United States Treasury Note/Bond	1.250%	5/15/2050	86,277	41,025
	United States Treasury Note/Bond	1.375%	8/15/2050	53,150	26,060
	United States Treasury Note/Bond	1.625%	11/15/2050	53,800	28,117
	United States Treasury Note/Bond	1.875%	2/15/2051	90,000	50,013
	United States Treasury Note/Bond	2.375%	5/15/2051	54,250	33,934
	United States Treasury Note/Bond	1.875%	11/15/2051	35,100	19,286
	United States Treasury Note/Bond	2.250%	2/15/2052	26,000	15,657
	United States Treasury Note/Bond	2.875%	5/15/2052	81,795	56,579
	United States Treasury Note/Bond	3.000%	8/15/2052	28,200	19,989
	United States Treasury Note/Bond	4.000%	11/15/2052	92,674	79,262
	United States Treasury Note/Bond	3.625%	2/15/2053	40,000	31,991
	United States Treasury Note/Bond	4.750%	5/15/2055	29,900	29,005
					3,130,774
Conventional Mortgage-Backed Securities (15.3%)
[5,6]	Fannie Mae Pool	3.000%	10/1/2046–3/1/2048	404	355
[5,6]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	954	876
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/2047	170	150
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/2045–2/1/2050	1,058	972
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	2,861	2,720
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/2039–2/1/2049	1,093	1,076
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/2035–6/1/2040	355	357
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/2040	57	58
[5]	Ginnie Mae I Pool	3.000%	4/15/2045	98	90
[5]	Ginnie Mae I Pool	4.000%	7/15/2045–8/15/2045	28	26
[5]	Ginnie Mae I Pool	4.500%	2/15/2039–9/15/2046	29	28
[5]	Ginnie Mae I Pool	6.000%	7/15/2037	14	15
[5,7]	Ginnie Mae II Pool	2.000%	11/20/2050–7/15/2056	118,335	96,983
[5,7]	Ginnie Mae II Pool	2.500%	6/20/2050–7/15/2056	115,056	98,275
[5]	Ginnie Mae II Pool	3.000%	5/20/2043–4/20/2052	111,598	99,503
[5]	Ginnie Mae II Pool	3.500%	9/20/2047–2/20/2053	94,376	86,299
[5]	Ginnie Mae II Pool	4.000%	11/20/2042–11/20/2052	86,380	81,416
[5]	Ginnie Mae II Pool	4.500%	4/20/2048–3/20/2056	112,317	108,682
[5,7]	Ginnie Mae II Pool	5.000%	8/20/2048–7/15/2056	212,719	210,600
[5,7]	Ginnie Mae II Pool	5.500%	12/20/2052–7/15/2056	187,805	189,996
[5,7]	Ginnie Mae II Pool	6.000%	12/20/2052–7/15/2056	82,730	85,311
[5,7]	Ginnie Mae II Pool	6.500%	9/20/2053–7/15/2056	30,804	32,071
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	2,558	2,650
[5,6]	UMBS Pool	1.500%	3/1/2041–7/1/2051	88,026	68,640
[5,6]	UMBS Pool	2.000%	3/1/2041–4/1/2052	563,975	458,547
[5,6,7]	UMBS Pool	2.500%	6/1/2040–7/25/2056	396,281	337,905
[5,6]	UMBS Pool	3.000%	12/1/2037–10/1/2053	310,522	276,256
[5,6]	UMBS Pool	3.500%	7/1/2032–1/1/2053	184,473	169,712
[5,6,7]	UMBS Pool	4.000%	10/1/2037–1/1/2054	138,463	131,090
[5,6,7]	UMBS Pool	4.500%	4/1/2039–2/1/2056	176,902	171,756
[5,6,7]	UMBS Pool	5.000%	8/1/2039–7/25/2056	504,513	499,202
[5,6,7]	UMBS Pool	5.500%	12/1/2038–7/25/2056	112,901	116,837
[5,6,7]	UMBS Pool	6.500%	9/1/2036–7/25/2056	129,413	134,904
					3,463,358
Nonconventional Mortgage-Backed Securities (7.6%)
[5,6]	Fannie Mae Pool	1.646%	8/1/2051	3,077	2,933
[5,6]	Fannie Mae Pool	1.666%	8/1/2051	4,283	4,089
[5,6]	Fannie Mae Pool	1.668%	8/1/2051	3,576	3,414
[5,6]	Fannie Mae Pool	1.772%	8/1/2051	3,607	3,452
[5,6]	Fannie Mae Pool	1.858%	10/1/2051	2,781	2,654
[5,6]	Fannie Mae Pool	3.836%	4/1/2056	4,049	3,938
[5,6]	Fannie Mae Pool	4.305%	2/1/2056	29,204	28,624
[5,6]	Fannie Mae Pool	4.523%	9/1/2055	16,437	16,244
[5,6]	Fannie Mae Pool	4.553%	10/1/2055	26,333	26,055
[5,6]	Fannie Mae Pool	4.592%	3/1/2056	7,088	7,045
[5,6]	Fannie Mae Pool	4.606%	6/1/2056	14,183	14,101
[5,6]	Fannie Mae Pool	4.617%	8/1/2055	9,083	9,060
[5,6]	Fannie Mae Pool	4.633%	3/1/2056	6,545	6,514
[5,6]	Fannie Mae Pool	4.637%	3/1/2056	20,565	20,476
[5,6]	Fannie Mae Pool	4.665%	4/1/2056	6,010	5,986
[5,6]	Fannie Mae Pool	4.713%	1/1/2056	8,106	8,087
[5,6]	Fannie Mae Pool	4.738%	5/1/2056	42,290	42,050
[5,6]	Fannie Mae Pool	4.848%	12/1/2055	4,827	4,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Fannie Mae Pool	4.858%	12/1/2055	25,184	25,135
[5,6]	Fannie Mae Pool	4.891%	6/1/2056	6,963	6,936
[5,6]	Fannie Mae Pool	4.907%	4/1/2056	5,211	5,206
[5,6]	Fannie Mae Pool	4.914%	6/1/2056	37,080	37,040
[5,6]	Fannie Mae Pool	4.920%	4/1/2056	7,094	7,081
[5,6]	Fannie Mae Pool	4.939%	11/1/2055	25,847	25,858
[5,6]	Fannie Mae Pool	4.969%	11/1/2055	11,832	11,849
[5,6]	Fannie Mae Pool	4.977%	3/1/2056	17,059	17,073
[5,6]	Fannie Mae Pool	4.992%	8/1/2055	5,769	5,802
[5,6]	Fannie Mae Pool	5.025%	4/1/2056	3,730	3,717
[5,6]	Fannie Mae Pool	5.037%	3/1/2056	11,633	11,687
[5,6]	Fannie Mae Pool	5.044%	4/1/2056	8,275	8,298
[5,6]	Fannie Mae Pool	5.047%	12/1/2055	17,473	17,542
[5,6]	Fannie Mae Pool	5.059%	1/1/2056	8,627	8,659
[5,6]	Fannie Mae Pool	5.084%	12/1/2055–5/1/2056	13,597	13,671
[5,6]	Fannie Mae Pool	5.093%	10/1/2055	13,888	13,976
[5,6]	Fannie Mae Pool	5.113%	6/1/2056	7,006	7,036
[5,6]	Fannie Mae Pool	5.115%	5/1/2056	7,650	7,648
[5,6]	Fannie Mae Pool	5.117%	10/1/2055	4,641	4,665
[5,6]	Fannie Mae Pool	5.133%	9/1/2055	9,843	9,904
[5,6]	Fannie Mae Pool	5.146%	6/1/2056	6,338	6,369
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	3,633	3,657
[5,6]	Fannie Mae Pool	5.368%	5/1/2055	5,620	5,691
[5,6]	Fannie Mae REMICS	1.000%	8/25/2050	4,906	3,890
[5,6]	Fannie Mae REMICS	1.250%	5/25/2050	1,920	1,541
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	8,855	6,984
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–11/25/2049	34,124	29,307
[5,6]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	66,395	58,222
[5,6]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	21,089	19,424
[5,6]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	15,673	14,774
[5,6]	Fannie Mae REMICS	5.500%	8/25/2053–3/25/2054	15,735	15,683
[5,6]	Fannie Mae REMICS	6.000%	9/25/2053	3,317	3,405
[5,6]	Fannie Mae REMICS	6.500%	11/25/2053	6,023	6,311
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.100%	4.728%	4/25/2056	18,700	18,689
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	95,059	95,375
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.450%	5.078%	6/25/2056	135,322	136,006
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	2,211	2,182
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	16,576	16,447
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	3,472	3,456
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	5,298	5,305
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	30,911	30,877
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	15,720	15,505
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	4,991	5,017
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.130%	12/1/2055	15,607	15,652
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	16,490	16,477
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	9,833	9,876
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.259%	10/1/2055	2,660	2,671
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	15,420	15,423
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	3,271	3,286
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.166%	10/1/2055	6,326	6,356
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.145%	8/1/2055	7,827	7,855
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.557%	10/1/2055	8,548	8,429
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	5.134%	1/1/2056	15,505	15,570
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	11,780	11,853
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.954%	12/1/2055	10,839	10,814
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	4,008	4,010
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	6,827	6,842
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	3,267	3,283
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	5,224	5,245
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	6,539	6,583
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.289%	9/1/2055	6,137	6,180
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	6,434	6,330
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	4,244	4,180
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	4,235	4,204
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	5,882	4,428
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	5,194	4,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Freddie Mac REMICS	2.250%	8/25/2049	29,266	25,737
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2050	115,389	100,612
[5,6]	Freddie Mac REMICS	3.000%	2/15/2044–9/25/2049	135,659	121,590
[5,6]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	17,884	16,346
[5,6]	Freddie Mac REMICS	4.000%	2/15/2042–6/25/2052	18,138	16,648
[5,6]	Freddie Mac REMICS	5.250%	8/25/2055	8,945	8,908
[5,6]	Freddie Mac REMICS	5.500%	5/25/2054	6,194	6,225
[5,6]	Freddie Mac REMICS	6.000%	10/25/2053–6/25/2054	15,962	16,242
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	15,428	15,028
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	59,416	58,808
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	52,344	52,468
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	2,373	1,812
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	17,616	13,695
[5]	Ginnie Mae REMICS	1.375%	8/20/2050	30,053	23,529
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	1,983	1,575
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	24,220	21,174
[5]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	13,260	12,425
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	15,900	15,034
[5]	Ginnie Mae REMICS	5.000%	9/20/2055	21,889	21,659
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.820%	3.000%	2/20/2052	26,646	23,416
[5,8]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.959%	7/20/2055	21,497	21,734
					1,736,931
Total U.S. Government and Agency Obligations (Cost $8,406,186)					8,331,063
Asset-Backed/Commercial Mortgage-Backed Securities (14.8%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	510	510
[5,9]	Affirm Asset Securitization Trust Series 2026-X1	4.590%	4/15/2031	570	569
[5,9]	Affirm Asset Securitization Trust Series 2026-X1	4.820%	4/15/2031	620	619
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	10,950	10,863
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	570	565
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	4,160	4,123
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	8,080	8,035
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	790	784
[5,9]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	6,790	6,765
[5,9]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	3,490	3,472
[5,7,9]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	5,210	5,222
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,230	1,239
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	900	910
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	590	599
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	1,440	1,469
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	620	626
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	610	618
[5,9]	Ally Bank Series 2026-A	4.709%	3/15/2034	927	925
[5,9]	Ally Bank Series 2026-A	4.856%	3/15/2034	1,242	1,241
[5,9]	Ally Bank Series 2026-A	5.248%	3/15/2034	584	583
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	132	133
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	132	133
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/2032	89	90
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	628	630
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	446	448
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	314	315
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/2032	234	235
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	773	772
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	1,098	1,097
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	513	512
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	1,665	1,658
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	623	621
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	280	276
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	960	963
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	4,160	4,230
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	3,590	3,504
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	2,350	2,262
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	3,620	3,452
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,920	2,837
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,250	2,157
[5,9]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	1,540	1,457
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	6,910	6,919
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	5.247%	4/26/2039	4,070	4,069
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	1,080	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	1,570	1,568
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	1,020	1,021
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	1,080	1,082
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,230	1,236
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	820	825
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	1,060	1,066
[5,9]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	3,040	3,011
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	830	821
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	3,038	3,004
[5,9]	AutoNation Finance Trust Series 2026-2A	5.110%	6/15/2032	1,360	1,364
[5,9]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	1,920	1,925
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	900	912
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	167	167
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	1,050	1,063
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	4,120	4,239
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	1,940	1,969
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	600	607
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	500	505
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,620	1,620
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	360	361
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	240	242
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	540	545
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	250	256
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	2,240	2,208
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	2,330	2,294
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	1,650	1,622
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	4.820%	4/20/2031	4,930	4,930
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	5.210%	4/20/2031	1,230	1,227
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	4,840	4,844
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	1,310	1,312
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	4,340	4,342
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	3,650	3,645
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	19	19
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	550	537
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	650	643
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,280	1,253
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	3,570	3,353
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	5,930	5,569
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	1,630	1,435
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	9,440	8,739
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	500	480
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	360	321
[5]	BANK Series 2022-BNK41	3.915%	4/15/2065	2,070	1,950
[5]	BANK Series 2022-BNK43	4.399%	8/15/2055	13,344	12,907
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	2,420	2,419
[5]	BANK Series 2024-BNK48	5.355%	10/15/2057	2,740	2,720
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,560	3,682
[5]	BANK Series 2025-BNK50	6.072%	5/15/2068	1,250	1,299
[5,7]	BANK Series 2026-BNK52	5.586%	6/15/2036	2,980	3,090
[5,7]	BANK Series 2026-BNK52	5.839%	6/15/2036	4,900	5,081
[5,9]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	1,520	1,533
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	1,050	1,059
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	4,730	4,570
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	1,330	1,258
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	2,390	2,391
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	6,280	6,265
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	2,800	2,800
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	3,720	3,715
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	465	384
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	2,091	1,718
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	660	661
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	760	764
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	920	931
[5,7,9,10]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	6,930	6,930
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	6,000	5,909
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	2,100	1,876
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	1,280	1,128
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	480
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	1,040	1,010
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	800	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,440	4,555
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	930	937
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	4,680	4,783
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	1,020	1,049
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	2,000	2,095
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	2,010	2,052
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	3,350	3,446
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	5,730	5,913
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	2,800	2,922
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	2,250	2,330
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	850	870
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	2,890	2,928
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	4,724	4,266
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	6,500	6,400
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,412	4,283
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	1,700	1,748
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	3,830	3,923
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	3,180	3,212
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,580	1,615
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	3,980	3,983
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	4,540	4,536
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	4,710	4,657
[5,9]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	2,842	2,833
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	5,750	6,064
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	3,600	3,738
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,150	1,174
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	3,120	3,221
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	690	710
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	7,100	7,408
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,030	2,081
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	2,020	2,064
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	3,800	3,950
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	2,360	2,453
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	6,360	6,468
[5]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	9,320	9,593
[5]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	5,580	5,732
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	4,920	4,988
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	730	730
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	1,580	1,579
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	1,130	1,127
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	2,620	2,588
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	1,630	1,623
[5,9]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	10,240	10,241
[5,9]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	10,950	10,642
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	6,420	6,063
[5,9]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	8,990	9,006
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	14,200	13,925
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	3,000	3,027
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	890	892
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	4,520	4,520
[5,8,9]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	11,040	11,040
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	3,550	3,576
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,900	2,947
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	760	765
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	470	474
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	330	333
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	490	491
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	540	542
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	430	432
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	5,520	5,547
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	810	815
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	590	594
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	500	504
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	500	506
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,420	2,419
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	960	958
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	500	500
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	570	570
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	840	838
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	330	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	1,150	1,138
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	500	495
[5]	CarMax Auto Owner Trust Series 2026-2	4.750%	6/15/2032	2,880	2,854
[5]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	600	596
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	3,080	3,085
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	270	150
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	320	317
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	1,510	1,481
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	30	29
[5]	CD Mortgage Trust Series 2018-CD7	4.999%	8/15/2051	100	93
[5,9]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	5,470	5,460
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	582	582
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	217	216
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	320	323
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	300	303
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	440	446
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	790	799
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	530	536
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/2031	960	973
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	3,320	3,341
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	1,370	1,380
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	1,490	1,506
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/2031	490	495
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	790	783
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	2,190	2,183
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	530	530
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	450	450
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	480	479
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	540	534
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	410	405
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	1,140	1,123
[5,9]	Chase Auto Owner Trust Series 2026-1A	4.900%	5/25/2032	1,280	1,282
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.110%	6/25/2032	700	702
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	1,710	1,712
[5,9]	Chase Home Lending Mortgage Trust Series 2026-AGY1	5.000%	2/25/2057	14,600	14,445
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	2,150	2,149
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	6,220	6,206
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	980	981
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	1,810	1,809
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	60	55
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.387%	9/15/2050	40	33
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	2,250	2,223
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	8,400	7,931
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	15,032	15,348
[5,9]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	3,120	3,147
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	3,792	3,821
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,410	1,419
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	72	71
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	6,330	6,194
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	6,560	6,472
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	5,840	5,770
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	3,440	3,403
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	7,420	7,427
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.578%	9/25/2043	335	335
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.678%	1/25/2044	1,106	1,106
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.728%	2/25/2044	81	81
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	822	823
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	2,589	2,592
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	2,307	2,312
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	1,492	1,493
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	1,928	1,930
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	1,565	1,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	2,666	2,668
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	4,314	4,317
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	4,463	4,475
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	600	567
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	1,091	1,069
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	4,288	4,239
[5,9]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	10,220	10,214
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	5,120	4,567
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	450	451
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	300	301
[5,9]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	180	181
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	290	293
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	830	825
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	1,040	1,033
[5,9]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	1,140	1,138
[5,9]	Dell Equipment Finance Trust Series 2026-1A	5.190%	11/22/2032	460	458
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	1,770	1,793
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	2,150	2,163
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	1,050	1,057
[5,9]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	910	918
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	4,400	4,392
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	3,240	3,237
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	560	562
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	3,686	3,537
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	8,520	8,445
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	5,340	5,315
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	2,400	2,424
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	3,630	3,636
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	5,290	5,309
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	8,360	8,390
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	6,180	6,120
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	1,340	1,340
[5,9]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	5,330	5,329
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	4,030	4,036
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	4,540	4,553
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	2,660	2,673
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	8	8
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	53,569	53,496
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	72,877	72,820
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	3,020	3,021
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	2,320	2,318
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	1,150	1,157
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	2,280	2,284
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	2,330	2,334
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	1,290	1,296
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	1,810	1,823
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	2,800	2,795
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	2,980	2,982
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	6,630	6,635
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,990	4,916
[5,9]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	4,020	3,981
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	950	955
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	850	853
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	1,410	1,401
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	3,890	3,871
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	3,110	3,064
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	7,380	7,289
[5]	Exeter Automobile Receivables Trust Series 2026-3A	4.920%	10/15/2032	4,120	4,114
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	320	319
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	470	466
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	1,150	1,155
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	1,370	1,356
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	1,010	999
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	4,510	4,526
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	4,610	4,617
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	8,802	7,264
[5,9]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	3,808	2,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	2,010	1,661
[5,9]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	3,433	2,301
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	6,300	6,300
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	2,300	2,294
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	1,820	1,828
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	790	794
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	2,590	2,586
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	1,530	1,538
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,560	2,590
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	2,230	2,272
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	2,250	2,276
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	770	773
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	2,430	2,453
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	3,560	3,594
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,780	1,768
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,470	2,440
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	3,840	3,776
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	1,950	1,986
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	2,340	2,339
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	950	941
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,340	1,344
[5]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.610%	5/15/2031	1,670	1,662
[5]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	700	696
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.478%	11/25/2043	790	793
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	3,558	3,570
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.878%	5/25/2044	3,309	3,319
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	257	258
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.878%	3/25/2044	2,001	2,007
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.878%	8/25/2044	3,894	3,910
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	478	479
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	1,477	1,481
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	3,021	3,026
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.528%	10/25/2045	2,632	2,633
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	977	978
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	2,830	2,834
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	5,486	5,493
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	22,356	19,275
[5,9]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	5,969	5,505
[5,9]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	3,867	3,628
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	5,643	5,630
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	11,586	11,769
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	44,508	45,214
[5,9]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	6,990	7,000
[5,9]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	2,860	2,873
[5,9]	GGP Trust Series 2026-TY	4.825%	3/5/2043	9,780	9,634
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	3,240	3,235
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.630%	9/16/2030	3,360	3,348
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	5,450	5,450
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	790	780
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	928	928
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,980	1,986
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	1,170	1,173
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	960	957
[5]	GM Financial Automobile Leasing Trust Series 2026-2	4.600%	5/20/2030	2,340	2,335
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	1,060	1,066
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	380	383
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	550	555
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	1,400	1,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	480	481
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	300	301
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	340	340
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	1,220	1,224
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	189
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	250	249
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	70	70
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	120	119
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	1,660	1,715
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	870	880
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	5,050	5,063
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	540	539
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	3,500	3,501
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	1,220	1,229
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	520	527
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	910	912
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	1,220	1,225
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	750	751
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,300	1,304
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	1,000	1,000
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	4,030	4,029
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	3,720	3,710
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	5,190	5,193
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	5.275%	4/20/2037	1,560	1,564
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	1,440	1,441
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	3,300	3,269
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.470%	9/10/2047	150	140
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	150	147
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	10,516	9,631
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,650	1,671
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	1,360	1,358
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	2,020	2,042
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	1,280	1,295
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	2,320	2,296
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	1,000	986
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	2,720	2,692
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	1,380	1,342
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	4,190	4,193
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	810	812
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	1,700	1,703
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	3,530	3,542
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	2,410	2,418
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	2,020	2,025
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	3,180	3,250
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	1,090	1,092
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	1,360	1,370
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	600	602
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,970	1,982
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	980	989
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	1,170	1,169
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	2,000	1,995
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	740	731
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	1,070	1,056
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	2,103	1,738
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	620	625
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	1,141	1,146
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	2,925	2,925
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	4,471	4,458
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	4,875	4,827
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	1,040	1,044
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	1,300	1,305
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	1,030	1,037
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,700	1,721
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	1,080	1,091
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	1,190	1,200
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	2,280	2,305
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	470	470
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	1,300	1,304
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	880	879
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	2,500	2,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	920	922
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	1,230	1,232
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,990	1,965
[5]	Hyundai Auto Receivables Trust Series 2026-B	5.010%	10/17/2033	3,190	3,197
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	1,840	1,833
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	10,843	10,945
[5,9]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	5,135	5,183
[5,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	4,928	4,861
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	2,070	2,058
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	14,638	12,593
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	4,545	3,757
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	12,337	10,645
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	60	59
[5,9]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	1,430	1,439
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	2,040	2,049
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	910	911
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	1,030	1,036
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	560	566
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	330	334
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	280	285
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	1,060	1,061
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	860	861
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	590	589
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	1,770	1,774
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,775	1,787
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	1,100	1,105
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	2,310	2,325
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,420	1,411
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	710	706
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	730	724
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	750	739
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	1,280	1,263
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	1,770	1,737
[5,9]	LAD Auto Receivables Trust Series 2026-2A	4.690%	4/15/2033	750	747
[5,9]	LAD Auto Receivables Trust Series 2026-2A	4.940%	10/17/2033	1,000	993
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	5,800	5,699
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	2,360	2,360
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	6,220	6,206
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	5,057	5,078
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	2,790	2,798
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	1,620	1,630
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	4,130	4,069
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	2,350	2,357
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	890	892
[5,9]	Manhattan West Mortgage Trust Series 2026-2MW	5.498%	6/10/2048	11,330	11,411
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	2,198	1,817
[5,9]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	1,510	1,520
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/2046	200	185
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	1,770	1,837
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	3,570	3,697
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	2,180	2,158
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,720	1,692
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,610	1,522
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	25,404	23,321
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	7,720	7,928
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.778%	2/25/2061	29,970	29,745
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	796	769
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	8,690	9,175
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	3,038	3,043
[5,9]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	2,117	2,106
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	2,613	2,600
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	2,532	2,496
[5,9]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	4,400	4,399
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.293%	3/15/2072	191	192
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	2,289	2,250
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	2,860	2,829
[5,9]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	10,910	10,763
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	6,111	6,111
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	7,220	7,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,810	1,817
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	850	853
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	1,870	1,874
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	740	737
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	590	591
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	1,450	1,438
[5,9]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	7,700	7,666
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	2,082	1,787
[5,9]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	2,827	2,595
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	1,773	1,517
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	29,770	29,712
[5,8,9]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.378%	4/25/2056	137,241	137,091
[5,8,9]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.328%	5/25/2056	109,136	109,231
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	2,030	2,028
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	2,820	2,813
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	3,050	3,052
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	1,870	1,868
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	2,360	2,360
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	3,140	3,135
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	12,440	12,438
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,370	1,365
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	7,190	7,217
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	850	852
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	1,810	1,815
[5,7,9,10]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	5,600	5,600
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	266
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	310	307
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	310	305
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.170%	9/15/2032	580	580
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.660%	7/17/2034	200	200
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	5,930	5,951
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	4,810	4,847
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	7,410	7,447
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	4,270	4,263
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	6,070	6,052
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,960	1,949
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	2,212	2,207
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	6,168	6,174
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	34,721	35,359
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	40,863	40,680
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	10,435	10,601
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	6,198	6,228
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	2,327	2,322
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	876	876
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	20,517	20,467
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	7,097	7,210
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	15,777	15,772
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	19,453	19,431
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.978%	10/1/2056	35,316	35,343
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.978%	11/25/2056	38,069	38,098
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	37,294	37,278
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	44,172	43,140
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	23,321	23,272
[5,9]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	50,150	48,980
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	21,518	21,512
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	21,518	21,466
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	31,253	31,132
[5,9]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	29,039	29,663
[5,8,9]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.078%	3/25/2057	27,485	27,484
[5,9]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	33,924	33,856
[5,8,9]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	10,157	10,157
[5,9]	PMT Loan Trust Series 2026-INV6	5.500%	6/25/2057	12,600	12,606
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.778%	1/25/2057	12,650	12,575
[5,8,9]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	65,282	65,362
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	1,540	1,542
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	133	131
[5,9]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/2039	100	99
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	112	111
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	99
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	1,552	1,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	1,373	1,313
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	1,984	1,882
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	3,679	3,490
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	4,440	4,199
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	4,935	4,682
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	780	736
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,244	2,114
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	3,890	3,665
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,570	1,460
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	7,130	6,841
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	2,090	1,967
[5,9]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	4,960	4,786
[5,9]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	2,910	2,777
[5,9]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	2,890	2,754
[5,9]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	1,350	1,277
[5,9]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	450	440
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	11,070	10,933
[5,9]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	7,090	7,072
[5,7,9]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	2,530	2,531
[5,9]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	54,100	52,891
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	13,199	13,509
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	270	270
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	490	488
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	1,420	1,428
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	4,280	4,144
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	880	872
[5,9]	RKTL Trust Series 2026-2A	4.850%	5/25/2035	2,380	2,377
[5,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	4,820	4,824
[5,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	3,910	3,906
[5,8,9]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	1,940	1,943
[5,9]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	6,800	6,801
[5,9]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	3,870	3,859
[5,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	6,880	6,816
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/2033	138	139
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	363	368
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/2032	112	113
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	408	411
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/2032	249	251
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/2032	302	305
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	210	211
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/2033	332	333
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	427	429
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	1,120	1,118
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	4.953%	7/17/2034	250	250
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	5.247%	7/17/2034	360	359
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	520	522
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	1,180	1,207
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	1,250	1,257
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	1,490	1,508
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	1,620	1,654
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	4,420	4,465
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	4,670	4,742
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	5,760	5,774
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	9,380	9,406
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	1,720	1,735
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	7,710	7,775
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	9,520	9,522
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	1,660	1,652
[5]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	5,270	5,195
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	1,170	1,174
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	960	968
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	930	940
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	650	651
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	530	535
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	690	694
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	470	469
[5,9]	SCCU Auto Receivables Trust Series 2026-1A	4.360%	8/15/2031	2,380	2,362
[5,9]	SCCU Auto Receivables Trust Series 2026-1A	4.580%	5/17/2032	4,290	4,244
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	314	316
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	127	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	1,667	1,674
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	225	226
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	207	208
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	706	701
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	781	777
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	3,943	4,000
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	936	938
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	69,598	63,891
[5,9]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	8,300	8,115
[5,9]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	58,300	57,729
[5,9]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	38,100	37,346
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	1,070	1,077
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	1,910	1,932
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	890	901
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	880	892
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	990	1,005
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	2,570	2,575
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	1,330	1,332
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	2,110	2,116
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	1,420	1,428
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	350	354
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	2,050	2,069
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	600	602
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	2,390	2,400
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	2,210	2,196
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	3,030	3,002
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.270%	6/21/2032	3,660	3,593
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	9,320	9,153
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.990%	7/20/2034	1,850	1,847
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	25	24
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	40	40
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	4,137	4,052
[5,9]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	880	881
[5,9]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	2,880	2,884
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	2,180	2,170
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	1,110	1,105
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	1,900	1,881
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	1,460	1,452
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	5.020%	3/25/2036	2,050	2,038
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	1,210	1,210
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,640	1,644
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	1,320	1,314
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.610%	4/22/2030	2,520	2,507
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	3,160	3,142
[5,7,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.750%	7/20/2030	1,000	1,000
[5,7,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	2,150	2,150
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	8,038	8,070
[5,9]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	4,452	4,477
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	4,430	4,361
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	3,710	3,728
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	10,030	9,908
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	720	726
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	720	727
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,090	1,089
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,790	1,787
[5,9]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	2,970	2,977
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	4,012	4,020
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	5,260	5,279
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	3,240	3,269
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	2,290	2,299
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	3,790	3,799
[5,9]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	6,070	6,060
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	2,811	2,745
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	1,160	1,131
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	2,688	2,684
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	1,967	1,953
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	2,983	2,973
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	16,280	16,256
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	690	679
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	2,724	2,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	US Bank NA Series 2023-1	6.789%	8/25/2032	70	70
[5,9]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	3,038	3,032
[5,9]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	10,549	10,419
[5,9]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	1,967	1,947
[5,9]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	5,680	5,682
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	9,890	9,604
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	9,430	9,256
[5,9]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	4,870	4,759
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,100	1,103
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	1,170	1,172
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	4,680	4,715
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	5,790	5,826
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	3,820	3,870
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	470	468
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	740	741
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	160	160
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	6,950	7,036
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	700	701
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	4,440	4,476
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	2,690	2,703
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,150	1,153
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	400	399
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	1,180	1,179
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	300	299
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	1,050	1,029
[5]	Verizon Master Trust Series 2026-2	4.710%	6/21/2032	2,480	2,483
[5]	Verizon Master Trust Series 2026-2	4.850%	6/21/2032	1,210	1,212
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,190	1,194
[5,9]	Volkswagen Credit Auto Master Trust Series 2026-1A	4.710%	5/20/2031	10,380	10,418
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	3,400	3,401
[5,9,10]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	6,920	6,920
[5,9,10]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	2,060	2,060
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	1,250	1,251
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	1,460	1,459
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	50	47
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	2,130	2,103
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	30	30
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	5,940	5,884
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	730	720
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,260	4,328
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	3,230	3,273
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	3,690	3,642
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	10,280	10,677
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	2,176	1,790
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	13,000	8,709
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	3,200	2,299
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	4,582	4,477
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	910	873
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,220	1,222
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	5,890	5,830
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	3,290	3,247
[5,9]	Westlake Automobile Receivables Trust Series 2026-2A	4.530%	3/15/2032	2,380	2,371
[5,9]	Westlake Automobile Receivables Trust Series 2026-2A	4.890%	3/15/2032	3,880	3,868
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	1,410	1,403
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	3,570	3,590
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	780	786
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,510	2,538
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	1,010	1,020
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	1,410	1,421
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,440	1,430
[5]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	2,480	2,442
[5]	World Omni Auto Receivables Trust Series 2026-B	4.610%	8/16/2032	1,800	1,795
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.430%	4/15/2031	6,130	6,090
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.640%	4/15/2031	550	546
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	560	556
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,350,836)					3,350,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (31.6%)
Communications (2.5%)
	Airbnb Inc.	4.400%	3/16/2029	6,310	6,274
	Airbnb Inc.	4.650%	3/16/2031	2,520	2,503
	Airbnb Inc.	5.250%	3/16/2036	9,380	9,345
	Alphabet Inc.	4.400%	2/15/2033	11,318	11,077
[11]	Alphabet Inc.	4.800%	5/11/2063	1,000	1,162
	Alphabet Inc.	5.700%	11/15/2075	8,190	7,877
[12]	Alphabet Inc.	6.125%	2/13/2126	1,000	1,244
	AMC Global Media Inc.	4.250%	2/15/2029	16	14
[9]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	240	241
	AT&T Inc.	4.700%	8/15/2030	490	490
	AT&T Inc.	4.750%	4/30/2033	14,533	14,223
	AT&T Inc.	4.300%	12/15/2042	6,240	5,152
	AT&T Inc.	5.850%	4/30/2046	13,779	13,272
	AT&T Inc.	3.550%	9/15/2055	4,238	2,725
	AT&T Inc.	6.050%	8/15/2056	18,855	18,352
	AT&T Inc.	3.800%	12/1/2057	6,800	4,538
	AT&T Inc.	3.650%	9/15/2059	2,867	1,831
[9]	Beacon Point DC LLC	6.129%	11/30/2042	7,566	7,644
[9]	Beignet Investor LLC	6.581%	5/30/2049	7,470	7,635
[9]	Black Pearl Compute LLC	6.125%	2/15/2031	90	91
[11]	Booking Holdings Inc.	3.875%	3/21/2045	1,200	1,228
[9]	Cable One Inc.	4.000%	11/15/2030	161	87
[9]	CCO Holdings LLC	4.750%	3/1/2030	865	821
[9]	CCO Holdings LLC	4.500%	8/15/2030	95	88
[9]	CCO Holdings LLC	4.250%	2/1/2031	45	41
[9]	CCO Holdings LLC	4.750%	2/1/2032	185	165
	CCO Holdings LLC	4.500%	5/1/2032	515	455
[9]	CCO Holdings LLC	7.000%	2/1/2033	120	118
	Charter Communications Operating LLC	3.750%	2/15/2028	13,330	13,066
	Charter Communications Operating LLC	4.200%	3/15/2028	11,550	11,397
	Charter Communications Operating LLC	2.250%	1/15/2029	200	186
	Charter Communications Operating LLC	6.100%	6/1/2029	24,191	24,776
	Charter Communications Operating LLC	6.650%	2/1/2034	10,041	10,299
	Charter Communications Operating LLC	6.550%	6/1/2034	22,086	22,536
	Charter Communications Operating LLC	3.500%	3/1/2042	3,580	2,475
	Charter Communications Operating LLC	6.484%	10/23/2045	26,574	24,411
	Charter Communications Operating LLC	5.750%	4/1/2048	8,600	7,242
[9]	Cipher Compute LLC	7.125%	11/15/2030	135	140
	Comcast Corp.	6.550%	7/1/2039	4,080	4,343
	Comcast Corp.	3.450%	2/1/2050	1,500	964
	Comcast Corp.	2.937%	11/1/2056	13,740	7,428
	Comcast Corp.	2.650%	8/15/2062	300	145
[9]	Cox Communications Inc.	4.800%	2/1/2035	10,371	9,318
[9]	CSC Holdings LLC	5.375%	2/1/2028	85	53
[9]	CSC Holdings LLC	11.250%	5/15/2028	115	74
[9]	CSC Holdings LLC	11.750%	1/31/2029	90	55
[9]	CSC Holdings LLC	3.375%	2/15/2031	100	59
[9]	Directv Financing LLC	5.875%	8/15/2027	10	10
[9]	Directv Financing LLC	8.875%	2/1/2030	235	239
[9]	Directv Financing LLC	10.000%	2/15/2031	225	234
[5]	Discovery Global Holdings Inc.	4.279%	3/15/2032	255	228
[5]	Discovery Global Holdings Inc.	5.050%	3/15/2042	100	73
[5]	Discovery Global Holdings Inc.	5.141%	3/15/2052	204	137
[9]	DISH Network Corp.	11.750%	11/15/2027	162	166
[9]	Flash Compute LLC	7.250%	12/31/2030	125	129
[9]	Gray Media Inc.	7.250%	8/15/2033	25	25
[9]	HUT 8 DC LLC	6.192%	11/15/2042	11,227	11,392
[9]	Level 3 Financing Inc.	3.875%	11/15/2029	35	34
[9]	Meridian Arc Holdco LLC	6.250%	4/30/2031	105	105
	Meta Platforms Inc.	4.200%	11/15/2030	8,805	8,666
	Meta Platforms Inc.	4.550%	5/15/2031	19,071	18,968
	Meta Platforms Inc.	4.875%	11/15/2035	7,995	7,780
	Meta Platforms Inc.	5.250%	5/15/2036	7,731	7,675
	Meta Platforms Inc.	5.500%	11/15/2045	14,325	13,295
	Meta Platforms Inc.	5.400%	8/15/2054	5,820	5,143
	Meta Platforms Inc.	6.300%	5/15/2056	8,063	8,023
	Meta Platforms Inc.	5.750%	11/15/2065	4,775	4,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Midcontinent Communications	8.000%	8/15/2032	235	206
[9]	Nexstar Media Inc.	6.500%	9/15/2033	450	450
[9]	Nexstar Media Inc.	7.250%	4/15/2034	195	194
[9]	NTT Finance Corp.	4.567%	7/16/2027	4,789	4,792
[9,11]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	300	358
[9]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	160	168
[9]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	210	223
	Omnicom Group Inc.	3.375%	3/1/2041	2,040	1,526
[9]	Orange SA	4.750%	1/13/2033	19,038	18,666
[9]	Outfront Media Capital LLC	7.375%	2/15/2031	90	94
	Paramount Global	2.900%	1/15/2027	300	297
	Paramount Global	4.200%	6/1/2029	150	144
	Paramount Global	4.950%	1/15/2031	175	163
	Paramount Global	6.875%	4/30/2036	180	169
	Paramount Global	5.850%	9/1/2043	350	262
[9]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	435	434
[9]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	14,930	14,908
	Rogers Communications Inc.	7.000%	4/15/2055	90	92
	Rogers Communications Inc.	7.125%	4/15/2055	245	252
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	65	59
[9]	Sirius XM Radio LLC	5.000%	8/1/2027	58	58
[9]	Space Exploration Technologies Corp.	5.350%	7/15/2031	27,510	27,480
[9]	Space Exploration Technologies Corp.	5.650%	7/15/2033	65,060	64,692
[9]	Space Exploration Technologies Corp.	5.875%	7/15/2036	17,820	17,584
	Sprint Capital Corp.	6.875%	11/15/2028	16,790	17,587
[9]	Stingray Compute LLC	6.000%	6/15/2031	25	25
[9]	Sunrise FinCo I BV	4.875%	7/15/2031	225	213
[9]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	260	256
[11]	Telia Co. AB	2.750%	6/30/2083	2,000	2,254
[12]	Time Warner Cable LLC	5.750%	6/2/2031	3,900	5,158
	Time Warner Cable LLC	7.300%	7/1/2038	467	480
	T-Mobile USA Inc.	5.700%	1/15/2056	9,552	9,044
	Uber Technologies Inc.	4.800%	9/15/2034	4,730	4,630
[9]	Univision Communications Inc.	4.500%	5/1/2029	15	14
[9]	Univision Communications Inc.	7.375%	6/30/2030	255	256
[9]	Univision Communications Inc.	8.500%	7/31/2031	130	131
[9]	Univision Communications Inc.	9.375%	8/1/2032	105	107
[9]	Univision Communications Inc.	8.875%	4/15/2033	135	133
	Verizon Communications Inc.	4.750%	1/15/2033	10,162	10,006
	Verizon Communications Inc.	5.875%	11/30/2055	12,545	12,173
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	215	173
	Vodafone Group plc	5.750%	6/28/2054	113	107
[9]	VZ Secured Financing BV	5.000%	1/15/2032	165	144
[5,12]	WPP Finance 2017	3.750%	5/19/2032	1,874	2,237
[9]	WULF Compute LLC	7.750%	10/15/2030	230	241
					562,910
Consumer Discretionary (1.4%)
[9]	1011778 BC ULC	6.125%	6/15/2029	460	467
[9]	1011778 BC ULC	5.625%	9/15/2029	115	116
[9]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	120	121
[9]	Academy Ltd.	5.875%	5/15/2031	150	150
[5,11]	Accor SA	3.500%	3/4/2033	2,500	2,774
[9]	Acushnet Co.	5.625%	12/1/2033	95	95
[9]	ADT Security Corp.	5.875%	10/15/2033	115	113
	Advance Auto Parts Inc.	3.900%	4/15/2030	85	80
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	113
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	205	212
	Amazon.com Inc.	4.550%	3/13/2033	9,050	8,903
[13]	Amazon.com Inc.	4.350%	6/12/2036	17,102	12,152
	Amazon.com Inc.	5.650%	3/13/2046	15,075	14,920
	Amazon.com Inc.	4.050%	8/22/2047	7,485	5,931
	Amazon.com Inc.	5.550%	11/20/2065	6,920	6,470
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	95	92
	American Honda Finance Corp.	4.450%	1/8/2031	14,730	14,430
[5]	American Honda Finance Corp.	5.200%	4/8/2033	2,980	2,984
[9]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	55	58
	Asbury Automotive Group Inc.	4.500%	3/1/2028	961	951
	AutoZone Inc.	4.750%	8/1/2032	1,640	1,622
[9,11]	Banijay Gaming SAS	5.125%	12/10/2031	125	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bath & Body Works Inc.	6.875%	11/1/2035	205	210
[9,14]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	48	51
[9]	Belron UK Finance plc	5.750%	10/15/2029	90	90
[5,11]	BMW International Investment BV	3.500%	1/22/2033	2,577	2,925
	BorgWarner Inc.	4.950%	8/15/2029	2,550	2,566
[9]	Brightstar Lottery plc	5.750%	1/15/2033	85	83
[9]	Builders FirstSource Inc.	6.375%	3/1/2034	215	217
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	115	117
[9]	Caesars Entertainment Inc.	6.500%	2/15/2032	65	63
[9]	Carnival Corp. Ltd.	4.000%	8/1/2028	225	221
[9]	Carnival Corp. Ltd.	5.125%	5/1/2029	350	350
[9]	Carnival Corp. Ltd.	5.750%	3/15/2030	230	233
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	30	32
[9]	Churchill Downs Inc.	5.500%	4/1/2027	410	410
[9]	Churchill Downs Inc.	4.750%	1/15/2028	213	211
[9]	Churchill Downs Inc.	5.750%	4/1/2030	65	65
[9]	Clarios Global LP	6.750%	2/15/2030	35	36
[9,11]	Clarios Global LP	4.750%	6/15/2031	100	115
[9]	Clarios Global LP	6.750%	9/15/2032	60	61
[9]	CompoSecure Holdings LLC	5.625%	2/1/2033	65	63
[9]	Cyprium Corp.	6.125%	4/15/2031	60	60
	Dana Inc.	4.250%	9/1/2030	109	109
	Dana Inc.	4.500%	2/15/2032	52	52
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8,190	8,043
[9]	Flutter Treasury DAC	5.875%	6/4/2031	240	239
	Ford Motor Co.	9.625%	4/22/2030	20	23
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,085	1,086
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	100	99
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,000	1,970
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	7,315	7,517
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	555	571
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	3,180	3,282
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	845	795
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	700	695
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	205	216
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	6,580	6,797
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	12,490	12,391
[9]	Garda World Security Corp.	6.500%	1/15/2031	185	188
[9]	Garda World Security Corp.	8.250%	8/1/2032	170	174
	General Motors Co.	6.250%	4/15/2035	5,240	5,490
	General Motors Co.	5.200%	4/1/2045	6,010	5,330
	General Motors Financial Co. Inc.	5.350%	7/15/2027	4,520	4,558
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,000	950
	General Motors Financial Co. Inc.	4.750%	4/6/2029	14,040	14,031
	General Motors Financial Co. Inc.	5.550%	7/15/2029	11,830	12,074
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,855	1,770
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,935	1,909
	General Motors Financial Co. Inc.	5.100%	9/15/2031	19,160	19,194
	General Motors Financial Co. Inc.	6.400%	1/9/2033	4,740	5,036
	General Motors Financial Co. Inc.	5.450%	1/8/2036	5,390	5,367
[9]	Gildan Activewear Inc.	4.700%	10/7/2030	860	843
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	170	163
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	60	58
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	55	55
[9]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	195	195
[9]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	155	156
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	325	326
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	205	203
	Home Depot Inc.	4.950%	9/15/2052	1,165	1,051
	Hyatt Hotels Corp.	5.250%	6/30/2029	545	553
[9,14]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	60	62
[9]	JH North America Holdings Inc.	5.875%	1/31/2031	30	30
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	55	56
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	160	159
[9]	Lithia Motors Inc.	4.625%	12/15/2027	180	179
[9]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	900	900
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	10	10
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,340	2,311
	Lowe's Cos. Inc.	4.500%	10/15/2032	47,610	46,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.450%	4/1/2062	3,165	2,458
[9]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	10	10
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	310	305
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	25	27
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	45	47
[9]	MGM China Holdings Ltd.	6.250%	5/15/2033	160	157
[9]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	165	163
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	178	186
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	125	121
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	275	274
	Newell Brands Inc.	6.375%	9/15/2027	98	99
[9]	Newell Brands Inc.	8.500%	6/1/2028	140	146
	Newell Brands Inc.	6.625%	9/15/2029	172	175
	Newell Brands Inc.	6.625%	5/15/2032	35	35
	Newell Brands Inc.	7.375%	4/1/2036	75	76
	Newell Brands Inc.	7.500%	4/1/2046	75	70
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	120	120
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	120	117
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	360	354
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	105	109
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	250	266
[9]	Ontario Gaming GTA LP	8.000%	8/1/2030	110	109
[9]	Penn Entertainment Inc.	5.625%	1/15/2027	85	85
[9]	Pioneer Opco LLC	7.000%	5/15/2033	95	97
[9]	QXO Building Products Inc.	6.500%	7/15/2031	70	71
[9]	QXO Building Products Inc.	6.875%	7/15/2034	105	108
[9]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	110	111
	Service Corp. International	4.000%	5/15/2031	20	19
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	85	88
[9]	Six Flags Entertainment Corp.	6.625%	5/1/2032	100	101
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	85	86
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	115	114
[9]	Stellantis Finance US Inc.	6.450%	3/18/2035	2,275	2,240
[9]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	22,265	22,092
[5,11]	Stellantis NV	4.250%	6/16/2031	2,000	2,276
[5,11]	Stellantis NV	2.750%	4/1/2032	2,000	2,085
[5,11]	Stellantis NV	4.625%	6/6/2035	4,100	4,559
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	260	249
[9]	Vail Resorts Inc.	5.625%	7/15/2030	205	205
[9]	Vail Resorts Inc.	6.500%	5/15/2032	110	112
[5,11]	Volkswagen Bank GmbH	3.625%	10/2/2032	2,600	2,922
[5,11]	Volkswagen Bank GmbH	3.750%	12/10/2032	1,000	1,126
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	9,170	9,142
[5,11]	Volkswagen International Finance NV	4.375%	Perpetual	4,300	4,747
[9]	Wayfair LLC	7.250%	10/31/2029	65	67
[9]	Wayfair LLC	7.750%	9/15/2030	65	68
[9]	Wayfair LLC	7.125%	5/31/2034	45	46
	Whirlpool Corp.	6.125%	6/15/2030	95	88
[9]	Whirlpool Corp.	7.500%	7/1/2031	65	66
	Whirlpool Corp.	6.500%	6/15/2033	220	191
[9]	Whirlpool Corp.	7.875%	7/1/2034	30	30
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	123
[9]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	135	133
[9]	Wynn Macau Ltd.	5.625%	8/26/2028	60	60
[9]	Wynn Macau Ltd.	5.125%	12/15/2029	40	39
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	260	259
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	395	398
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	30	30
					314,611
Consumer Staples (1.2%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	60	59
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	365	362
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	360	343
	Altria Group Inc.	2.450%	2/4/2032	2,945	2,591
	Altria Group Inc.	5.800%	2/14/2039	2,000	2,027
	Altria Group Inc.	3.400%	2/4/2041	3,000	2,293
	Altria Group Inc.	5.375%	1/31/2044	325	303
	Altria Group Inc.	3.875%	9/16/2046	10,926	8,114
	Altria Group Inc.	5.950%	2/14/2049	135	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.450%	5/6/2050	300	237
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,117	1,053
	BAT Capital Corp.	3.557%	8/15/2027	3,471	3,437
	BAT Capital Corp.	4.906%	4/2/2030	625	628
	BAT Capital Corp.	6.343%	8/2/2030	6,845	7,235
	BAT Capital Corp.	4.742%	3/16/2032	9,360	9,319
	BAT Capital Corp.	4.625%	3/22/2033	14,255	13,949
	BAT Capital Corp.	4.390%	8/15/2037	12,490	11,419
	BAT Capital Corp.	7.079%	8/2/2043	4,745	5,280
	BAT Capital Corp.	4.540%	8/15/2047	1,952	1,611
	BAT Capital Corp.	5.650%	3/16/2052	1,890	1,782
	BAT Capital Corp.	7.081%	8/2/2053	8,730	9,851
[5,11]	BAT International Finance plc	2.000%	3/13/2045	1,200	956
[5,11]	British American Tobacco plc	3.750%	Perpetual	570	647
[11]	British American Tobacco plc	4.750%	Perpetual	2,900	3,336
[9]	Chobani LLC	6.375%	4/15/2034	75	76
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	429	425
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	100	97
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	110	106
[9,11]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	111
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	25	24
[9]	Imperial Brands Finance plc	4.500%	6/30/2028	9,620	9,592
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	4,830	4,898
	JBS NV	6.750%	3/15/2034	397	432
	JBS NV	7.250%	11/15/2053	7,540	8,235
	JBS NV	6.375%	2/25/2055	19,865	19,818
[9]	KeHE Distributors LLC	9.000%	2/15/2029	235	246
[9]	KeHE Distributors LLC	7.125%	4/30/2033	75	76
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5,140	4,969
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,450	1,954
	Kraft Heinz Foods Co.	5.500%	6/1/2050	7,405	6,735
	Kroger Co.	5.500%	9/15/2054	8,300	7,790
[9]	Mars Inc.	5.000%	3/1/2032	3,705	3,730
[9]	Mars Inc.	5.200%	3/1/2035	13,733	13,787
[9]	Mars Inc.	5.700%	5/1/2055	17,407	17,143
[9]	Mars Inc.	5.800%	5/1/2065	6,155	6,104
	Molson Coors Beverage Co.	5.500%	7/8/2036	6,310	6,341
[9]	Opal Bidco SAS	6.500%	3/31/2032	290	296
[11]	PepsiCo Inc.	4.150%	2/11/2047	1,000	1,120
[9]	Performance Food Group Inc.	4.250%	8/1/2029	80	78
[9]	Performance Food Group Inc.	6.125%	9/15/2032	140	142
[9]	Performance Food Group Inc.	5.625%	3/1/2034	190	187
	Philip Morris International Inc.	4.250%	10/29/2032	16,265	15,764
	Philip Morris International Inc.	5.375%	2/15/2033	2,030	2,084
	Philip Morris International Inc.	4.875%	4/30/2035	10,345	10,198
	Philip Morris International Inc.	4.625%	10/29/2035	4,865	4,682
	Philip Morris International Inc.	4.875%	4/29/2036	33,585	32,887
	Philip Morris International Inc.	4.250%	11/10/2044	5,280	4,440
[9]	Post Holdings Inc.	6.250%	2/15/2032	95	96
[9]	Post Holdings Inc.	6.375%	3/1/2033	115	114
[9]	Post Holdings Inc.	6.250%	10/15/2034	45	44
[9]	Post Holdings Inc.	6.500%	3/15/2036	250	247
	Sysco Corp.	4.400%	7/25/2031	1,195	1,165
	Tyson Foods Inc.	4.950%	2/20/2036	2,890	2,806
[9]	US Foods Inc.	6.875%	9/15/2028	25	26
[9]	US Foods Inc.	4.750%	2/15/2029	89	88
[9]	US Foods Inc.	5.750%	4/15/2033	105	105
					276,223
Energy (2.3%)
[9]	Antero Midstream Partners LP	6.625%	2/1/2032	125	128
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	170	168
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	315	319
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	140	141
	Baker Hughes Holdings LLC	4.650%	6/15/2033	15,690	15,342
	Baker Hughes Holdings LLC	5.850%	6/15/2056	10,870	10,739
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	135	138
[9]	Blue Racer Midstream LLC	7.250%	7/15/2032	70	72
	Boardwalk Pipelines LP	4.800%	5/3/2029	1,808	1,810
	BP Capital Markets America Inc.	5.227%	11/17/2034	26,301	26,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,333	2,509
	BP Capital Markets America Inc.	2.939%	6/4/2051	7,601	4,812
	BP Capital Markets America Inc.	3.001%	3/17/2052	3,460	2,204
[9]	California Resources Corp.	7.000%	1/15/2034	65	64
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	650	577
	Cenovus Energy Inc.	5.400%	6/15/2047	595	549
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	705	682
[9]	Cheniere Energy Inc.	5.200%	7/30/2036	9,080	8,932
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	10,900	10,894
	Cheniere Energy Partners LP	3.250%	1/31/2032	2,800	2,571
	Cheniere Energy Partners LP	5.950%	6/30/2033	869	907
[9]	Cheniere Energy Partners LP	6.050%	11/30/2056	16,910	17,075
[9]	Chord Energy Corp.	6.000%	10/1/2030	240	241
[9]	CNX Resources Corp.	7.250%	3/1/2032	185	190
[9]	CNX Resources Corp.	5.875%	3/1/2034	180	175
	ConocoPhillips Co.	4.300%	11/15/2044	265	222
	ConocoPhillips Co.	3.800%	3/15/2052	1,000	733
	ConocoPhillips Co.	5.300%	5/15/2053	1,985	1,848
	ConocoPhillips Co.	5.700%	9/15/2063	1,190	1,160
[9]	Crescent Energy Finance LLC	7.750%	7/31/2029	70	70
[5,11]	DCC Group Finance Ireland DAC	4.375%	6/27/2031	2,000	2,297
[9]	Devon Energy Corp.	5.600%	3/15/2034	8,270	8,478
[9]	Devon Energy Corp.	5.400%	2/15/2035	16,280	16,410
	Devon Energy Corp.	5.600%	7/15/2041	200	197
	Devon Energy Corp.	5.750%	9/15/2054	12,570	12,112
[9]	Devon Energy Corp.	5.900%	2/15/2055	9,990	9,845
	Diamondback Energy Inc.	5.750%	4/18/2054	2,340	2,275
	Diamondback Energy Inc.	5.900%	4/18/2064	5,640	5,538
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	6,490	6,657
	Enbridge Inc.	3.125%	11/15/2029	450	428
	Enbridge Inc.	4.850%	3/27/2031	4,450	4,446
	Enbridge Inc.	5.450%	3/27/2036	11,830	11,951
	Enbridge Inc.	6.700%	11/15/2053	4,995	5,493
	Energy Transfer LP	5.250%	4/15/2029	2,630	2,665
	Energy Transfer LP	3.750%	5/15/2030	1,420	1,367
	Energy Transfer LP	5.750%	2/15/2033	2,470	2,557
	Energy Transfer LP	6.050%	6/1/2041	700	710
	Energy Transfer LP	6.500%	2/1/2042	1,400	1,479
	Energy Transfer LP	5.300%	4/1/2044	1,825	1,667
	Energy Transfer LP	5.150%	3/15/2045	1,520	1,354
	Energy Transfer LP	6.250%	4/15/2049	400	399
	Energy Transfer LP	5.950%	5/15/2054	11,400	10,913
[9]	Eni SpA	5.250%	5/18/2036	9,730	9,567
[9]	Eni SpA	6.000%	5/18/2056	7,400	7,311
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,400	2,192
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,000	1,866
	EOG Resources Inc.	5.650%	12/1/2054	9,680	9,476
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	152	164
[9]	Excelerate Energy LP	8.000%	5/15/2030	115	121
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,262	4,165
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	27,988	24,965
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	6,580	5,741
	Genesis Energy LP	8.250%	1/15/2029	90	93
	Genesis Energy LP	8.000%	5/15/2033	105	109
	Genesis Energy LP	6.750%	3/15/2034	150	149
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	3,200	3,275
[9]	Harvest Midstream I LP	6.750%	5/15/2034	165	167
	Helmerich & Payne Inc.	4.650%	12/1/2027	665	664
	Helmerich & Payne Inc.	4.850%	12/1/2029	390	389
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,185	4,645
	Hess Corp.	7.875%	10/1/2029	3,382	3,708
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	80	82
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	190	192
[5]	KazMunayGas National Co. JSC	5.375%	4/24/2030	2,639	2,667
[9]	Kinetik Holdings LP	6.625%	12/15/2028	110	112
[9]	Kinetik Holdings LP	5.875%	6/15/2030	20	20
	Marathon Petroleum Corp.	5.150%	3/1/2030	15,710	15,924
[9]	Matador Resources Co.	6.000%	4/15/2034	145	141
	MPLX LP	4.800%	2/15/2029	2,080	2,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Noble Finance II LLC	6.250%	6/15/2034	185	181
	NuStar Logistics LP	6.375%	10/1/2030	230	238
	Occidental Petroleum Corp.	7.500%	5/1/2031	1,165	1,290
	Occidental Petroleum Corp.	6.050%	10/1/2054	15,991	16,201
	ONEOK Inc.	5.650%	11/1/2028	3,725	3,802
	ONEOK Inc.	3.400%	9/1/2029	500	480
	ONEOK Inc.	5.800%	11/1/2030	301	311
[5]	OQ SAOC	5.125%	5/6/2028	2,073	2,075
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	5,470	5,448
	Petrobras Global Finance BV	5.125%	9/10/2030	22,451	22,089
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	10,180	10,307
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	8,627	8,834
	Phillips 66 Co.	5.650%	6/15/2054	6,210	5,868
	Plains All American Pipeline LP	4.700%	1/15/2031	4,220	4,185
	Plains All American Pipeline LP	5.600%	1/15/2036	5,750	5,770
	Plains All American Pipeline LP	4.900%	2/15/2045	410	362
[9]	Rockies Express Pipeline LLC	4.950%	7/15/2029	20	20
[9]	Rockies Express Pipeline LLC	6.750%	3/15/2033	30	31
[5]	SA Global Sukuk Ltd.	4.250%	10/2/2029	9,240	9,059
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	21,694	21,007
[5]	SA Global Sukuk Ltd.	2.694%	6/17/2031	6,350	5,705
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	5	5
	Schlumberger Investment SA	4.800%	5/7/2033	14,790	14,712
[9]	Seadrill Finance Ltd.	6.750%	7/15/2034	80	77
[5]	Shell Finance US Inc.	4.550%	8/12/2043	500	440
[5]	Shell Finance US Inc.	3.750%	9/12/2046	550	425
[9]	Shell Finance US Inc.	3.125%	11/7/2049	1,300	878
[9]	SM Energy Co.	6.750%	8/1/2029	40	41
[9]	SM Energy Co.	8.625%	11/1/2030	20	21
[9]	SM Energy Co.	8.750%	7/1/2031	125	131
[9]	SM Energy Co.	7.000%	8/1/2032	230	232
[9]	SM Energy Co.	9.625%	6/15/2033	270	296
[9]	SM Energy Co.	6.625%	4/15/2034	310	305
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	161	172
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	50	52
	Suncor Energy Inc.	3.750%	3/4/2051	1,168	848
[9]	Sunoco LP	7.000%	9/15/2028	255	260
[9]	Sunoco LP	5.625%	3/15/2031	130	129
[9]	Sunoco LP	5.375%	7/15/2031	95	94
[9]	Sunoco LP	5.625%	7/15/2034	130	127
[9]	Sunoco LP	7.875%	Perpetual	195	203
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	140	144
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	125	125
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	260	262
	Targa Resources Corp.	5.200%	7/1/2027	2,470	2,485
	Targa Resources Corp.	6.150%	3/1/2029	8,675	8,984
	Targa Resources Corp.	6.125%	3/15/2033	3,250	3,426
	Targa Resources Corp.	6.500%	3/30/2034	8,360	9,011
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	2,700	2,869
	TotalEnergies Capital SA	5.275%	9/10/2054	7,350	6,899
[5,11]	TotalEnergies SE	1.625%	Perpetual	3,000	3,338
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	700	696
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	900	956
[9]	Transocean International Ltd.	8.250%	5/15/2029	115	119
[9]	Transocean International Ltd.	8.750%	2/15/2030	119	123
[9]	Transocean International Ltd.	8.500%	5/15/2031	325	337
[9]	Transocean International Ltd.	7.875%	10/15/2032	90	94
[9]	Valaris Ltd.	8.375%	4/30/2030	205	213
	Valero Energy Corp.	5.150%	2/15/2030	6,060	6,150
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	400	431
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	50	52
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	155	165
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	65	67
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	190	198
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	625	651
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	170	180
	Western Midstream Operating LP	4.500%	3/1/2028	1,198	1,193
	Western Midstream Operating LP	4.750%	8/15/2028	2,614	2,615
					515,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (10.5%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	9,253	9,033
[7]	Aercap Funding DAC	4.875%	7/7/2031	11,285	11,240
	AerCap Ireland Capital DAC	4.875%	4/1/2028	10,852	10,899
	AerCap Ireland Capital DAC	4.375%	11/15/2030	7,665	7,514
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,700	2,179
[11]	Allianz SE	1.301%	9/25/2049	1,500	1,601
	Ally Financial Inc.	5.737%	5/15/2029	3,339	3,384
	American Express Co.	5.085%	1/30/2031	7,710	7,805
	American Express Co.	5.442%	1/30/2036	5,505	5,616
[9]	AmWINS Group Inc.	6.375%	2/15/2029	165	166
[9]	AmWINS Group Inc.	4.875%	6/30/2029	80	77
	Aon Global Ltd.	4.600%	6/14/2044	478	415
	Aon Global Ltd.	4.750%	5/15/2045	505	443
	Aon North America Inc.	5.150%	3/1/2029	14,080	14,277
	Apollo Debt Solutions BDC	6.900%	4/13/2029	1,279	1,312
	Apollo Global Management Inc.	5.150%	8/12/2035	4,263	4,144
	Apollo Global Management Inc.	5.800%	5/21/2054	9,832	9,313
	Apollo Global Management Inc.	6.000%	12/15/2054	5,519	5,344
	Arch Capital Group Ltd.	5.950%	6/15/2056	9,580	9,676
	Ares Capital Corp.	5.875%	3/1/2029	4,370	4,405
	Ares Capital Corp.	5.950%	7/15/2029	5,059	5,106
	Ares Strategic Income Fund	5.700%	3/15/2028	5,956	5,948
	Ares Strategic Income Fund	6.350%	8/15/2029	1	1
[5,11]	Aroundtown SA	3.500%	5/13/2030	1,000	1,125
[5,11]	Artea Bankas AB	4.597%	6/25/2030	13,700	15,943
	Arthur J Gallagher & Co.	4.600%	12/15/2027	8,476	8,491
	Assurant Inc.	4.900%	3/27/2028	481	481
[9]	Asurion LLC	8.000%	12/31/2032	240	243
[9]	Asurion LLC	8.375%	2/1/2034	275	255
[12]	Athene Global Funding	1.750%	11/24/2027	3,201	4,058
	Athene Holding Ltd.	3.450%	5/15/2052	3,444	2,152
	Athene Holding Ltd.	6.250%	4/1/2054	3,191	2,937
	Athene Holding Ltd.	6.625%	10/15/2054	3,934	3,778
[11]	Athora Holding Ltd.	6.625%	6/16/2028	6,608	7,885
[11]	Athora Holding Ltd.	5.875%	9/10/2034	3,650	4,419
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	8,790	8,539
	Banco Santander SA	6.527%	11/7/2027	4,800	4,835
	Banco Santander SA	5.588%	8/8/2028	3,000	3,054
	Banco Santander SA	6.607%	11/7/2028	2,000	2,090
	Banco Santander SA	6.921%	8/8/2033	2,000	2,174
	Banco Santander SA	5.437%	4/15/2036	6,200	6,209
[5]	Bank of America Corp.	3.970%	3/5/2029	3,495	3,458
	Bank of America Corp.	5.202%	4/25/2029	3,679	3,714
[5]	Bank of America Corp.	2.087%	6/14/2029	8,590	8,178
	Bank of America Corp.	5.162%	1/24/2031	1,161	1,177
[5]	Bank of America Corp.	2.972%	2/4/2033	9,430	8,512
	Bank of America Corp.	5.744%	2/12/2036	21,400	21,871
	Bank of America Corp.	5.489%	4/23/2037	31,210	31,132
[5]	Bank of America Corp.	4.078%	4/23/2040	5,429	4,757
[5]	Bank of America Corp.	2.676%	6/19/2041	3,961	2,873
	Bank of America Corp.	3.311%	4/22/2042	1,700	1,318
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,097	6,169
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,270	6,820
	Bank of New York Mellon Corp.	5.316%	6/6/2036	15,371	15,553
	Bank of New York Mellon Corp.	5.085%	4/23/2037	21,235	21,036
	Barclays plc	7.385%	11/2/2028	2,000	2,068
	Barclays plc	5.086%	2/25/2029	9,003	9,052
	Barclays plc	7.437%	11/2/2033	2,309	2,575
	Barclays plc	5.207%	2/24/2037	10,100	9,834
	Barclays plc	3.330%	11/24/2042	4,060	3,036
[9]	Block Inc.	5.625%	8/15/2030	145	145
	Block Inc.	6.500%	5/15/2032	305	311
[9]	Block Inc.	6.000%	8/15/2033	85	86
[9]	BNP Paribas SA	5.283%	11/19/2030	7,830	7,916
[9]	BPCE SA	5.184%	6/2/2032	21,800	21,765
[5,11]	BPCE SA	4.125%	2/27/2039	3,400	3,842
	Brown & Brown Inc.	4.700%	6/23/2028	4,167	4,166
[9]	Burford Capital Global Finance LLC	6.250%	4/15/2028	35	35
[9]	Burford Capital Global Finance LLC	9.250%	7/1/2031	35	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	85	74
	Capital One Financial Corp.	5.700%	2/1/2030	4,823	4,923
	Capital One Financial Corp.	3.273%	3/1/2030	5,000	4,813
[5]	Capital One Financial Corp.	7.624%	10/30/2031	9,280	10,179
	Capital One Financial Corp.	6.051%	2/1/2035	3,515	3,652
	Capital One Financial Corp.	6.183%	1/30/2036	10,276	10,532
	Capital One Financial Corp.	5.197%	9/11/2036	8,969	8,746
	Capital One Financial Corp.	5.399%	1/30/2037	36,760	36,344
	Carlyle Group Inc.	5.050%	9/19/2035	3,683	3,525
	Charles Schwab Corp.	6.136%	8/24/2034	11,861	12,604
[12]	Chesnara plc	4.750%	8/4/2032	1,000	1,244
[9]	Citadel Finance LLC	5.900%	2/10/2030	880	887
	Citigroup Inc.	4.450%	9/29/2027	1,907	1,904
	Citigroup Inc.	4.643%	5/7/2028	58,707	58,742
[5]	Citigroup Inc.	4.075%	4/23/2029	2,243	2,222
	Citigroup Inc.	4.542%	9/19/2030	19,720	19,582
[5]	Citigroup Inc.	2.666%	1/29/2031	340	316
	Citigroup Inc.	6.174%	5/25/2034	5,040	5,268
	Citigroup Inc.	5.827%	2/13/2035	6,040	6,165
	Citigroup Inc.	6.020%	1/24/2036	7,220	7,446
[5]	Citigroup Inc.	3.878%	1/24/2039	1,500	1,305
	Citigroup Inc.	4.650%	7/30/2045	2,316	2,047
[12]	Close Brothers Group plc	7.750%	6/14/2028	9,701	13,386
[12]	Close Brothers Group plc	6.125%	8/3/2036	2,400	3,130
	Corebridge Financial Inc.	3.850%	4/5/2029	4,020	3,929
	Corebridge Financial Inc.	3.900%	4/5/2032	2,410	2,261
	Corebridge Financial Inc.	4.350%	4/5/2042	2,260	1,901
	Corebridge Financial Inc.	4.400%	4/5/2052	3,630	2,903
[9]	CRC Insurance Group LLC	7.125%	6/1/2031	150	149
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	175	176
[9]	Credit Agricole SA	4.631%	9/11/2028	3,940	3,938
[9]	Danske Bank A/S	5.427%	3/1/2028	3,220	3,240
[9]	Danske Bank A/S	4.999%	3/27/2032	17,210	17,200
	Deutsche Bank AG	7.079%	2/10/2034	2,000	2,158
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	11,400	13,272
	Equitable Holdings Inc.	5.000%	4/20/2048	197	172
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,500	1,021
	Fifth Third Bancorp	6.339%	7/27/2029	17,515	18,093
[9]	Focus Financial Partners LLC	6.750%	9/15/2031	105	106
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	20	21
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	185	180
[9]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	75	76
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	125	122
[5,11]	GA Global Funding Trust	3.750%	6/20/2032	2,500	2,799
[5,11]	GA Global Funding Trust	4.133%	9/16/2035	4,600	5,150
	GATX Corp.	4.550%	11/7/2028	464	462
	GATX Corp.	4.700%	4/1/2029	1,088	1,087
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	130	130
[9]	Global Atlantic Fin Co.	7.950%	6/15/2033	4,517	4,985
[9]	Global Atlantic Fin Co.	6.750%	3/15/2054	3,250	3,098
	Goldman Sachs Group Inc.	4.692%	10/23/2030	8,160	8,124
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	2,355	2,303
	Goldman Sachs Group Inc.	5.094%	4/20/2034	32,640	32,500
	Goldman Sachs Group Inc.	5.425%	6/3/2037	13,990	14,043
	Goldman Sachs Group Inc.	6.750%	10/1/2037	4,000	4,359
[5]	Goldman Sachs Group Inc.	4.411%	4/23/2039	5,128	4,639
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,500	2,644
[5]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,280	2,046
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,580	1,395
	Goldman Sachs Group Inc.	5.561%	11/19/2045	20,260	19,693
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,890	6,787
[5,11]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	4,800	5,695
[11]	Grand City Properties Finance Sarl	4.750%	Perpetual	3,000	3,315
[5,11]	Grand City Properties SA	2.000%	10/25/2032	2,000	2,025
[11]	Helvetia Europe SA	2.750%	9/30/2041	5,398	5,855
[9]	Howden UK Refinance plc	7.250%	2/15/2031	85	82
[9]	Howden UK Refinance plc	8.125%	2/15/2032	300	270
	HPS Corporate Lending Fund	4.900%	9/11/2028	16,589	16,259
	HPS Corporate Lending Fund	5.950%	4/14/2032	4,880	4,777
	HSBC Holdings plc	5.130%	11/19/2028	8,159	8,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	HSBC Holdings plc	4.583%	6/19/2029	348	347
[5]	HSBC Holdings plc	3.973%	5/22/2030	9,998	9,754
	HSBC Holdings plc	4.619%	11/6/2031	26,239	25,870
	HSBC Holdings plc	2.804%	5/24/2032	4,624	4,180
	HSBC Holdings plc	5.208%	5/12/2034	30,840	30,732
	HSBC Holdings plc	5.279%	3/10/2037	1,243	1,229
	HSBC Holdings plc	6.332%	3/9/2044	2,000	2,140
[9]	HUB International Ltd.	7.250%	6/15/2030	45	46
[9]	HUB International Ltd.	7.375%	1/31/2032	45	46
	Huntington Bancshares Inc.	6.208%	8/21/2029	18,440	18,981
	Huntington Bancshares Inc.	5.709%	2/2/2035	7,111	7,277
	Huntington Bancshares Inc.	2.487%	8/15/2036	3,140	2,708
	Huntington Bancshares Inc.	5.605%	1/28/2041	8,780	8,595
[5]	Huntington National Bank	4.871%	4/12/2028	5,512	5,523
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,496	975
	Intercontinental Exchange Inc.	4.950%	6/15/2052	449	406
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,000	586
	Intercontinental Exchange Inc.	5.200%	6/15/2062	2,675	2,428
[9]	Intesa Sanpaolo SpA	5.000%	6/29/2030	22,415	22,460
[9]	Intesa Sanpaolo SpA	6.005%	6/29/2037	21,235	21,420
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	4,952	6,100
[11]	IWG US Finance LLC	5.125%	5/14/2032	3,900	4,576
	JPMorgan Chase & Co.	4.505%	10/22/2028	15,720	15,717
	JPMorgan Chase & Co.	2.069%	6/1/2029	9,210	8,784
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,300	5,461
	JPMorgan Chase & Co.	4.603%	10/22/2030	9,880	9,837
	JPMorgan Chase & Co.	5.140%	1/24/2031	14,880	15,048
	JPMorgan Chase & Co.	5.576%	7/23/2036	27,973	28,422
	JPMorgan Chase & Co.	4.898%	1/22/2037	16,325	15,905
	JPMorgan Chase & Co.	5.193%	2/5/2037	36,538	36,004
	JPMorgan Chase & Co.	5.148%	4/23/2037	27,575	27,373
	JPMorgan Chase & Co.	3.157%	4/22/2042	3,510	2,669
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	335	264
	Keybank National Association	5.000%	1/26/2033	3,075	3,044
	KeyCorp	6.401%	3/6/2035	171	182
	KKR & Co. Inc.	5.100%	8/7/2035	2,383	2,306
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	9,200	10,909
[9]	Liberty Mutual Group Inc.	5.250%	5/1/2036	10,470	10,336
	M&T Bank Corp.	7.413%	10/30/2029	9,738	10,305
	M&T Bank Corp.	5.179%	7/8/2031	8,251	8,312
	M&T Bank Corp.	5.053%	1/27/2034	2,751	2,729
	M&T Bank Corp.	5.400%	7/30/2035	5,872	5,865
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,887	3,840
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,125	5,139
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	9,440	9,456
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,000	1,781
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	4,000	3,964
	Mastercard Inc.	4.425%	6/8/2029	22,558	22,525
	Mastercard Inc.	4.600%	6/8/2031	18,532	18,499
	MetLife Inc.	4.875%	11/13/2043	2,000	1,842
	MetLife Inc.	5.000%	7/15/2052	2,000	1,801
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	10,655	10,468
[5]	Morgan Stanley	3.591%	7/22/2028	6,241	6,172
	Morgan Stanley	5.123%	2/1/2029	3,150	3,170
	Morgan Stanley	4.654%	10/18/2030	15,500	15,416
	Morgan Stanley	5.230%	1/15/2031	13,784	13,941
[5]	Morgan Stanley	4.356%	10/22/2031	46,233	45,214
[5]	Morgan Stanley	2.511%	10/20/2032	6,770	5,984
	Morgan Stanley	4.889%	7/20/2033	2,000	1,985
	Morgan Stanley	6.627%	11/1/2034	4,000	4,343
	Morgan Stanley	5.831%	4/19/2035	18,370	19,067
	Morgan Stanley	5.587%	1/18/2036	12,790	13,065
	Morgan Stanley	5.664%	4/17/2036	14,020	14,384
	Morgan Stanley	5.073%	1/30/2037	13,449	13,156
	Morgan Stanley	5.296%	4/10/2037	17,170	17,084
	Morgan Stanley	5.948%	1/19/2038	4,457	4,593
	Morgan Stanley	5.314%	1/18/2041	8,700	8,496
	Morgan Stanley	3.217%	4/22/2042	1,000	763
[5]	Morgan Stanley Bank NA	4.952%	1/14/2028	10,650	10,676
[5]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	51,810	51,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Mutuelle Epargne Retraite Prevoyance Carac	4.375%	2/5/2046	1,900	2,144
	Nasdaq Inc.	5.350%	6/28/2028	3,165	3,207
	Nasdaq Inc.	3.950%	3/7/2052	6,526	4,902
[9]	National Australia Bank Ltd.	2.990%	5/21/2031	3,510	3,189
	National Bank of Canada	4.950%	2/1/2028	24,960	25,022
[5]	NatWest Group plc	4.892%	5/18/2029	3,400	3,410
	NatWest Group plc	5.115%	5/23/2031	2,450	2,464
[5,11]	NatWest Group plc	1.043%	9/14/2032	2,500	2,793
	Navient Corp.	4.875%	3/15/2028	20	20
	Navient Corp.	9.375%	7/25/2030	80	81
[9]	Nippon Life Insurance Co.	5.046%	4/2/2033	3,655	3,659
[11]	Nippon Life Insurance Co.	4.114%	1/23/2055	1,200	1,351
[5,11]	Nippon Life Insurance Co.	4.165%	9/2/2055	1,200	1,351
	Nomura Holdings Inc.	5.594%	7/2/2027	9,658	9,752
	Nomura Holdings Inc.	4.996%	6/29/2029	10,975	11,001
	Northern Trust Corp.	5.117%	11/19/2040	2	2
[9]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	19,010	19,413
[11]	Novo Banco SA	9.875%	12/1/2033	6,300	8,007
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,200	1,503
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,900	2,405
[9]	Omnis Funding Trust	6.722%	5/15/2055	5,390	5,605
	OneMain Finance Corp.	3.500%	1/15/2027	305	302
	OneMain Finance Corp.	6.125%	5/15/2030	65	65
	OneMain Finance Corp.	6.500%	3/15/2033	175	172
	OneMain Finance Corp.	6.750%	9/15/2033	140	139
[12]	OSB Group plc	9.993%	7/27/2033	3,514	5,008
[12]	Pension Insurance Corp. plc	4.625%	5/7/2031	1,000	1,257
[12]	Pension Insurance Corp. plc	3.625%	10/21/2032	5,816	6,765
[12]	Pension Insurance Corp. plc	8.000%	11/13/2033	1,500	2,176
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	8	8
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	315	325
[5]	Pinnacle Bank	5.625%	2/15/2028	2,000	2,020
	Pinnacle Bank	5.957%	1/15/2036	4,825	4,795
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	13,078	13,379
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	10,725	10,755
	PNC Financial Services Group Inc.	5.492%	5/14/2030	18,950	19,354
	PNC Financial Services Group Inc.	6.875%	10/20/2034	2,500	2,761
	PNC Financial Services Group Inc.	5.575%	1/29/2036	16,800	17,206
	PNC Financial Services Group Inc.	5.423%	1/25/2041	11,320	11,130
[5,11]	PPI Public Property Invest AB	4.375%	10/1/2032	3,100	3,567
[5,11]	PPI Public Property Invest AB	4.125%	4/21/2033	5,400	6,069
	Progressive Corp.	5.150%	3/26/2036	18,080	18,087
[9]	Protective Life Corp.	4.300%	9/30/2028	85	84
[5]	Prudential Financial Inc.	3.000%	3/10/2040	3,000	2,293
[5]	Prudential Financial Inc.	4.350%	2/25/2050	500	405
[5]	Prudential Financial Inc.	3.700%	3/13/2051	1,000	724
	Prudential Financial Inc.	6.500%	3/15/2054	3,550	3,667
	Regions Financial Corp.	5.722%	6/6/2030	22,075	22,647
	Regions Financial Corp.	5.502%	9/6/2035	6,300	6,373
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	2,536	2,590
[9]	Rocket Cos. Inc.	6.500%	8/1/2029	110	112
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	150	153
[9]	Rocket Cos. Inc.	6.125%	8/1/2031	135	138
[9]	Rocket Cos. Inc.	7.125%	2/1/2032	87	90
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	210	214
[9]	Rocket Cos. Inc.	6.500%	6/15/2034	60	62
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	135	126
[5]	Royal Bank of Canada	4.650%	10/18/2030	12,580	12,551
[9]	Ryan Specialty LLC	5.875%	8/1/2032	205	202
	Santander UK Group Holdings plc	4.320%	9/22/2029	19,358	19,163
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	1,300	1,776
[9]	Service Properties Trust	0.000%	9/30/2027	105	98
	Service Properties Trust	3.950%	1/15/2028	70	68
	Service Properties Trust	8.875%	6/15/2032	125	129
[9]	Shift4 Payments LLC	6.750%	8/15/2032	95	95
[5,11]	Shift4 Payments LLC	5.500%	5/15/2033	100	111
	Sixth Street Lending Partners	6.125%	7/15/2030	10,940	10,991
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	25	26
[7,9]	Starwood Property Trust Inc.	5.875%	8/15/2029	45	45
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	130	133
	State Street Corp.	4.784%	10/23/2036	14,771	14,344
	State Street Corp.	5.094%	4/24/2037	11,695	11,592
	Suci Second Investment Co.	4.375%	9/10/2027	37,530	37,392
[9]	Sumisho Air Lease Corp.	4.500%	3/24/2029	40,000	39,661
[9]	Sumisho Air Lease Corp.	4.850%	3/24/2031	26,630	26,347
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	6,500	6,596
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	13,145	12,981
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	6,660	6,535
[7]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	6,910	6,881
[7]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	28,925	28,722
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	16,015	15,713
	Toronto-Dominion Bank	4.783%	12/17/2029	5,730	5,769
	Toronto-Dominion Bank	4.866%	4/22/2033	9,600	9,529
[5,11]	Triodos Bank NV	2.250%	2/5/2032	1,900	2,150
[5]	Truist Bank	4.144%	1/27/2029	10,350	10,279
[5]	Truist Financial Corp.	5.071%	5/20/2031	22,556	22,766
	UBS Americas Inc.	7.125%	7/15/2032	7,380	8,212
[9]	UBS Group AG	3.869%	1/12/2029	12,060	11,921
[9]	UBS Group AG	4.151%	12/23/2029	24,435	24,081
[9]	UBS Group AG	5.617%	9/13/2030	7,370	7,543
[9]	UBS Group AG	4.398%	9/23/2031	15,705	15,387
[9]	UBS Group AG	3.091%	5/14/2032	5,980	5,487
[9]	UBS Group AG	4.844%	11/6/2033	12,715	12,489
[9]	UBS Group AG	5.010%	3/23/2037	2,566	2,498
	US Bancorp	5.775%	6/12/2029	21,830	22,292
	US Bancorp	5.083%	5/15/2031	11,308	11,432
[5]	US Bancorp	4.967%	7/22/2033	63	62
	US Bancorp	5.850%	10/21/2033	810	845
	US Bancorp	4.839%	2/1/2034	4,700	4,637
	US Bancorp	5.836%	6/12/2034	4,285	4,465
[9]	UWM Holdings LLC	6.625%	2/1/2030	45	42
[5,11]	Viridium Group Sarl	4.375%	11/16/2035	1,500	1,657
[11]	Volksbank Wien AG	5.750%	6/21/2034	13,700	16,164
[11]	Volksbank Wien AG	5.500%	12/4/2035	4,600	5,420
[5]	Wells Fargo & Co.	2.393%	6/2/2028	8,410	8,242
[5]	Wells Fargo & Co.	5.557%	7/25/2034	153	157
	Wells Fargo & Co.	6.491%	10/23/2034	6,620	7,148
	Wells Fargo & Co.	4.960%	1/23/2037	34,260	33,441
[5]	Wells Fargo & Co.	3.068%	4/30/2041	2,750	2,101
	Wells Fargo & Co.	5.375%	11/2/2043	2,550	2,399
[5]	Wells Fargo & Co.	4.400%	6/14/2046	750	608
	Wells Fargo & Co.	5.433%	1/23/2047	23,700	22,769
[5]	Wells Fargo & Co.	5.013%	4/4/2051	450	403
[5]	Wells Fargo & Co.	4.611%	4/25/2053	750	630
	Westpac Banking Corp.	2.963%	11/16/2040	1,175	869
[9]	WEX Inc.	6.500%	3/15/2033	70	70
	Willis North America Inc.	3.875%	9/15/2049	680	509
[9]	WS Escrow LLC	7.750%	6/1/2033	100	103
[11]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	3,400	3,489
[11]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	1,600	1,823
					2,395,025
Health Care (2.2%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	260	263
	Abbott Laboratories	4.300%	3/15/2033	35,955	34,877
	Abbott Laboratories	5.600%	3/15/2066	13,404	13,135
	AbbVie Inc.	4.400%	3/15/2033	24,930	24,400
	AbbVie Inc.	4.050%	11/21/2039	3,632	3,199
	AbbVie Inc.	5.650%	3/15/2066	10,065	9,908
[5]	Allina Health System	3.887%	4/15/2049	1,135	875
	Amgen Inc.	4.850%	2/19/2036	10,160	9,950
	Amgen Inc.	3.150%	2/21/2040	2,250	1,754
	Amgen Inc.	4.950%	10/1/2041	8,375	7,796
	Amgen Inc.	5.650%	3/2/2053	6,000	5,839
	Amgen Inc.	5.650%	2/19/2056	11,180	10,907
	Amgen Inc.	5.750%	3/2/2063	1,740	1,687
	Augusta SpinCo Corp.	4.945%	3/23/2033	9,640	9,571
[9]	Bausch + Lomb Corp.	8.375%	10/1/2028	19	20
[5,11]	Bayer AG	1.375%	7/6/2032	1,500	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	Bayer AG	6.625%	9/25/2083	3,000	3,603
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	3,635	2,367
[9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	70	69
	Cardinal Health Inc.	5.750%	11/15/2054	16,320	16,228
	Cencora Inc.	4.600%	2/13/2033	2,850	2,787
	Centene Corp.	2.450%	7/15/2028	290	276
	Centene Corp.	4.625%	12/15/2029	110	107
[5]	CHRISTUS Health	4.341%	7/1/2028	200	199
	Cigna Group	3.400%	3/15/2050	1,550	1,075
[5]	City of Hope	4.378%	8/15/2048	80	65
[9]	Community Health Systems Inc.	10.875%	1/15/2032	79	85
[9]	Community Health Systems Inc.	9.750%	1/15/2034	245	256
	CVS Health Corp.	4.780%	3/25/2038	21,147	19,824
[9]	DaVita Inc.	4.625%	6/1/2030	115	111
[9]	DaVita Inc.	3.750%	2/15/2031	140	130
[9]	DaVita Inc.	6.875%	9/1/2032	210	217
[9]	DaVita Inc.	6.750%	7/15/2033	35	36
	Elevance Health Inc.	5.150%	6/15/2029	4,745	4,812
	Elevance Health Inc.	3.125%	5/15/2050	1,000	652
	Elevance Health Inc.	6.100%	10/15/2052	2,085	2,132
	Elevance Health Inc.	5.700%	2/15/2055	3,478	3,377
	Elevance Health Inc.	5.700%	9/15/2055	8,530	8,293
	Eli Lilly & Co.	4.650%	5/20/2033	15,359	15,273
	Eli Lilly & Co.	5.600%	5/20/2056	6,265	6,293
[9]	Encompass Health Corp.	5.875%	6/1/2034	165	165
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	140	148
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,985	5,991
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	13,171	13,391
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	9,040	8,818
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	7,585	8,082
[9]	GENMAB A/S	6.250%	12/15/2032	205	209
	Gilead Sciences Inc.	4.900%	5/20/2034	13,115	13,085
	Gilead Sciences Inc.	4.150%	3/1/2047	1,660	1,359
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	4,618	3,995
	HCA Inc.	5.000%	3/1/2028	2,960	2,977
	HCA Inc.	5.250%	3/1/2030	5,650	5,727
	HCA Inc.	4.600%	11/15/2032	8,440	8,220
	HCA Inc.	5.000%	5/15/2033	27,070	26,797
	HCA Inc.	5.450%	9/15/2034	1,555	1,571
	HCA Inc.	5.750%	3/1/2035	1,555	1,603
	HCA Inc.	4.900%	11/15/2035	6,985	6,759
	HCA Inc.	4.625%	3/15/2052	2,595	2,111
[9]	IQVIA Inc.	6.250%	6/1/2032	255	260
[9]	LifePoint Health Inc.	7.000%	5/1/2034	140	134
	McKesson Corp.	4.950%	5/30/2032	34,330	34,619
[9]	Medline Borrower LP	5.250%	10/1/2029	85	85
	Medtronic Inc.	4.625%	3/15/2045	305	273
	Merck & Co. Inc.	4.450%	12/4/2032	5,988	5,894
	Merck & Co. Inc.	5.850%	5/22/2056	11,500	11,778
	Merck & Co. Inc.	5.150%	5/17/2063	4,260	3,874
	Novartis Capital Corp.	4.600%	3/18/2033	21,520	21,319
	Novartis Capital Corp.	5.700%	3/18/2056	5,345	5,449
[9]	Organon & Co.	4.125%	4/30/2028	243	240
[9]	Organon & Co.	5.125%	4/30/2031	25	25
[9]	Organon & Co.	6.750%	5/15/2034	250	264
	Pfizer Inc.	4.500%	11/15/2032	9,855	9,720
	Pfizer Inc.	5.700%	11/15/2065	12,465	12,216
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,000	7,529
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	4,920	4,527
	Quest Diagnostics Inc.	4.200%	6/30/2029	3,006	2,971
[9]	Radiology Partners Inc.	8.500%	7/15/2032	190	199
[5,11]	RAY Financing LLC	6.500%	7/15/2031	100	115
	Revvity Inc.	3.300%	9/15/2029	8	8
[9]	Star Parent Inc.	9.000%	10/1/2030	115	121
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	355	236
	Takeda US Financing Inc.	5.900%	7/7/2055	8,720	8,797
[9]	Teleflex Inc.	5.875%	1/15/2032	45	45
	Tenet Healthcare Corp.	4.250%	6/1/2029	118	115
	Tenet Healthcare Corp.	4.375%	1/15/2030	45	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	6.125%	6/15/2030	50	50
	Tenet Healthcare Corp.	6.750%	5/15/2031	150	154
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	380	378
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	136	135
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	85	85
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	150	156
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	109	84
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	100	102
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	7,730	7,596
	UnitedHealth Group Inc.	2.750%	5/15/2040	850	628
	UnitedHealth Group Inc.	4.950%	5/15/2062	10,000	8,573
	UnitedHealth Group Inc.	6.050%	2/15/2063	2,855	2,910
	UnitedHealth Group Inc.	5.200%	4/15/2063	2,920	2,610
	Zoetis Inc.	4.700%	2/1/2043	1,820	1,628
					490,919
Industrials (1.7%)
[9]	ADI Escrow Issuer LLC	7.125%	7/15/2034	50	51
[9]	Air Canada	3.875%	8/15/2026	390	390
[9]	Allison Transmission Inc.	4.750%	10/1/2027	200	200
[9]	Allison Transmission Inc.	5.875%	12/1/2033	95	95
[9]	American Airlines Inc.	5.750%	4/20/2029	968	970
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	79
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	115	110
	Amphenol Corp.	4.125%	11/15/2030	5,961	5,844
	Amphenol Corp.	4.400%	2/15/2033	3,232	3,143
	Amphenol Corp.	4.625%	2/15/2036	6,185	5,973
	Amphenol Corp.	5.300%	11/15/2055	3,514	3,336
	ATI Inc.	5.875%	6/15/2033	35	35
[5,15]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	3,900	2,596
	Boeing Co.	6.298%	5/1/2029	590	614
	Boeing Co.	5.150%	5/1/2030	3,745	3,790
	Boeing Co.	6.528%	5/1/2034	17,723	19,269
	Boeing Co.	6.858%	5/1/2054	24,458	27,482
	Boeing Co.	5.930%	5/1/2060	4,500	4,433
	Boeing Co.	7.008%	5/1/2064	4,800	5,459
[9]	Bombardier Inc.	7.250%	7/1/2031	90	94
[9]	Bombardier Inc.	7.000%	6/1/2032	90	93
[9]	Bombardier Inc.	6.750%	6/15/2033	45	47
[9]	Bombardier Inc.	5.875%	1/15/2035	75	75
	Canadian Pacific Railway Co.	4.800%	8/1/2045	3,540	3,183
	Canadian Pacific Railway Co.	3.500%	5/1/2050	2,841	2,024
	Canadian Pacific Railway Co.	5.500%	3/15/2056	7,810	7,550
[9]	Chart Industries Inc.	7.500%	1/1/2030	60	62
[9]	Chart Industries Inc.	9.500%	1/1/2031	40	42
[9]	Clean Harbors Inc.	5.750%	10/15/2033	200	201
[7,9]	Core & Main LP	6.000%	7/1/2034	75	75
	CSX Corp.	4.750%	11/15/2048	2,000	1,766
	CSX Corp.	3.800%	4/15/2050	900	684
	CSX Corp.	4.250%	11/1/2066	4,000	3,045
[5,11]	Czechoslovak Group A/S	5.250%	1/10/2031	11,600	13,483
[9]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,650	1,674
	Delta Air Lines Inc.	3.750%	10/28/2029	228	220
[5,11]	Deutsche Lufthansa AG	4.125%	9/3/2032	3,000	3,520
	Eaton Capital ULC	4.450%	5/9/2030	4,230	4,204
	Eaton Corp.	4.500%	3/6/2033	3,380	3,310
[9]	Enpro Inc.	6.125%	6/1/2033	105	107
[9]	ERAC USA Finance LLC	4.500%	10/30/2029	30,708	30,512
[9]	ERAC USA Finance LLC	4.700%	4/30/2031	26,353	26,271
[9]	ERAC USA Finance LLC	7.000%	10/15/2037	16,747	18,993
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	1,370	1,351
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	11,300	11,095
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	10,760	10,477
[9]	Gates Corp.	6.875%	7/1/2029	85	87
	GE Vernova Inc.	5.500%	2/4/2056	11,332	10,993
[9]	Genesee & Wyoming Inc.	6.250%	4/15/2032	180	183
[9]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	175	171
[9]	Granite Construction Inc.	6.375%	6/15/2034	35	36
[9]	Herc Holdings Inc.	6.625%	6/15/2029	100	102
[9]	Herc Holdings Inc.	7.000%	6/15/2030	95	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Herc Holdings Inc.	5.750%	3/15/2031	125	125
[9]	Herc Holdings Inc.	7.250%	6/15/2033	35	36
[9]	Herc Holdings Inc.	6.000%	3/15/2034	75	74
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	10,451	10,255
[9]	Honeywell Aerospace Inc.	4.950%	3/16/2036	13,356	13,152
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	5,795	5,767
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	3,452	3,451
[9]	Honeywell Aerospace Inc.	5.852%	3/16/2066	21,333	21,496
	Howmet Aerospace Inc.	4.750%	4/15/2036	6,359	6,180
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	7,548	7,674
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	6,561	6,759
	Ingersoll Rand Inc.	5.197%	6/15/2027	900	906
	Ingersoll Rand Inc.	5.176%	6/15/2029	550	560
[12]	International Distribution Services plc	7.375%	9/14/2030	600	839
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	115	104
	L3Harris Technologies Inc.	5.054%	4/27/2045	1,200	1,120
	Norfolk Southern Corp.	5.950%	3/15/2064	4,250	4,299
	Northrop Grumman Corp.	5.150%	5/1/2040	2,000	1,955
	Northrop Grumman Corp.	5.250%	5/1/2050	1,340	1,260
	Parker-Hannifin Corp.	3.250%	6/14/2029	14,090	13,601
[5,15]	Qantas Airways Ltd.	3.150%	9/27/2028	10,000	6,586
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	137
	RTX Corp.	6.050%	6/1/2036	9	10
	RTX Corp.	4.875%	10/15/2040	8,738	8,303
	RTX Corp.	4.050%	5/4/2047	2,000	1,605
	RTX Corp.	6.400%	3/15/2054	3,556	3,903
[5]	Ryder System Inc.	5.300%	3/15/2027	5,475	5,497
	Ryder System Inc.	4.300%	12/1/2030	2,652	2,613
[9]	Siemens Funding BV	5.900%	5/28/2065	9,435	9,642
[9]	TopBuild Corp.	3.625%	3/15/2029	110	110
[9]	TopBuild Corp.	4.125%	2/15/2032	225	230
[9]	TopBuild Corp.	5.625%	1/31/2034	170	171
[9]	TransDigm Inc.	6.750%	8/15/2028	75	76
[9]	TransDigm Inc.	6.375%	3/1/2029	264	268
[9]	TransDigm Inc.	7.125%	12/1/2031	155	160
[9]	TransDigm Inc.	6.625%	3/1/2032	9	9
[9]	TransDigm Inc.	6.000%	1/15/2033	90	91
[9]	TransDigm Inc.	6.375%	5/31/2033	475	480
[9]	TransDigm Inc.	6.125%	7/31/2034	220	220
	Union Pacific Corp.	3.250%	2/5/2050	33	23
	United Airlines Holdings Inc.	4.875%	3/1/2029	130	129
	United Airlines Holdings Inc.	5.375%	3/1/2031	65	65
[9]	United Airlines Inc.	4.625%	4/15/2029	649	640
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	376	381
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	180	184
[9]	WESCO Distribution Inc.	5.250%	4/15/2031	65	65
[9]	WESCO Distribution Inc.	6.625%	3/15/2032	145	149
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	95	97
[9]	WESCO Distribution Inc.	5.500%	4/15/2034	65	64
					381,218
Materials (1.2%)
[9]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	90	91
[5,11]	Akzo Nobel NV	4.625%	3/25/2036	2,900	3,364
[9]	Alumina Pty Ltd.	6.125%	3/15/2030	30	30
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	285	290
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	13,080	13,120
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	9,700	9,798
	Amrize Finance US LLC	5.400%	4/7/2035	910	924
[9]	ARC Falcon I Inc.	9.750%	3/1/2033	400	385
[9]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	195	185
[9,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	200	230
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	185	187
	Ball Corp.	2.875%	8/15/2030	111	101
	Ball Corp.	5.500%	9/15/2033	55	55
	Berry Global Inc.	5.650%	1/15/2034	1,711	1,752
[9]	Big River Steel LLC	6.625%	1/31/2029	564	565
[9,11]	Bond US Bidco 1 Inc.	6.500%	6/15/2033	100	115
[9]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	120	121
[9]	Canpack Group Inc.	6.000%	5/15/2031	70	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Canpack SA	3.875%	11/15/2029	885	839
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	4,730	4,659
	Cemex SAB de CV	5.750%	6/5/2036	11,075	11,028
[9]	Chemours Co.	4.625%	11/15/2029	580	554
[9]	Chemours Co.	7.875%	3/15/2034	75	75
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	230	222
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	200	202
[9]	Commercial Metals Co.	5.750%	11/15/2033	200	199
[9]	Commercial Metals Co.	6.000%	12/15/2035	110	110
	CRH America Finance Inc.	4.400%	2/9/2031	41,831	41,193
	CRH America Finance Inc.	5.000%	2/9/2036	11,395	11,149
	Crown Americas LLC	5.875%	6/1/2033	155	156
	Dow Chemical Co.	5.950%	3/15/2055	3,346	3,110
	Eastman Chemical Co.	4.500%	12/1/2028	2,138	2,127
	Ecolab Inc.	5.150%	6/15/2033	34,950	35,426
[9]	Element Solutions Inc.	3.875%	9/1/2028	292	285
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	60	61
[9]	FMC Corp.	8.000%	6/1/2031	125	130
	FMC Corp.	5.650%	5/18/2033	105	94
	FMC Corp.	8.450%	11/1/2055	240	175
	Freeport-McMoRan Inc.	5.450%	3/15/2043	150	145
[9]	Georgia-Pacific LLC	4.400%	6/30/2028	5,050	5,030
[9]	Georgia-Pacific LLC	4.600%	5/15/2031	25,500	25,279
[9]	Glencore Funding LLC	5.200%	7/1/2033	9,490	9,491
	Linde Inc.	2.000%	8/10/2050	1,000	536
	LYB International Finance III LLC	3.375%	10/1/2040	2,600	1,901
[9]	Magnera Corp.	7.250%	11/15/2031	222	216
[9]	NOVA Chemicals Corp.	4.250%	5/15/2029	155	151
[9]	NOVA Chemicals Corp.	9.000%	2/15/2030	85	89
[9]	Novelis Corp.	4.750%	1/30/2030	637	616
[9]	Novelis Corp.	3.875%	8/15/2031	228	208
	Nucor Corp.	3.850%	4/1/2052	1,500	1,148
	Nutrien Ltd.	5.800%	3/27/2053	2,345	2,328
[9]	Olympus Water US Holding Corp.	7.250%	6/15/2031	65	66
[9]	Olympus Water US Holding Corp.	6.750%	8/1/2032	270	264
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	590	583
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	223	220
[9]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	80	77
[9]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	75	77
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	355	357
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	190	194
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	185	189
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	13,860	13,859
	Sherwin-Williams Co.	4.500%	6/1/2047	310	261
[11]	Silfin NV	4.250%	5/25/2032	1,500	1,721
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,190	16,405
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	18,490	18,695
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	11,700	11,594
[9]	SNF Group SACA	3.375%	3/15/2030	425	396
	Steel Dynamics Inc.	4.000%	12/15/2028	12,300	12,116
[7,9]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	65	65
	Suzano Austria GmbH	5.000%	1/15/2030	1,600	1,578
	Suzano Netherlands BV	5.500%	1/15/2036	2,144	2,087
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	6,912	6,897
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	70	66
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	20	20
	WRKCo Inc.	4.000%	3/15/2028	2,145	2,124
					280,226
Real Estate (0.6%)
	Agree LP	2.000%	6/15/2028	1,120	1,066
	American Homes 4 Rent LP	4.950%	6/15/2030	3,630	3,637
	Brandywine Operating Partnership LP	8.875%	4/12/2029	170	180
	Brandywine Operating Partnership LP	6.125%	1/15/2031	80	76
	COPT Defense Properties LP	4.500%	10/15/2030	1,220	1,202
	Crown Castle Inc.	4.750%	5/15/2047	700	594
	Crown Castle Inc.	5.200%	2/15/2049	200	179
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	6,900	7,967
	Digital Realty Trust LP	3.600%	7/1/2029	200	194
[9]	EF Holdco	7.375%	9/30/2030	145	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	16,055	15,645
	ERP Operating LP	4.500%	7/1/2044	3,385	2,964
	Essex Portfolio LP	4.500%	3/15/2048	920	759
	Extra Space Storage LP	5.700%	4/1/2028	3,000	3,051
	Extra Space Storage LP	2.400%	10/15/2031	2,070	1,828
[7]	Extra Space Storage LP	4.900%	2/1/2032	14,605	14,544
	Extra Space Storage LP	4.950%	1/15/2033	8,604	8,517
[5,11]	Fastighets AB Balder	4.000%	3/4/2033	2,000	2,234
[9]	Goodman US Finance Eight LLC	5.875%	4/28/2046	6,450	6,339
[9]	Goodman US Finance Seven LLC	5.250%	4/28/2036	10,980	10,772
	Highwoods Realty LP	2.600%	2/1/2031	6,082	5,427
	Highwoods Realty LP	7.650%	2/1/2034	7,143	7,979
	Host Hotels & Resorts LP	4.250%	12/15/2028	5,095	5,039
	Hudson Pacific Properties LP	3.950%	11/1/2027	40	39
	Hudson Pacific Properties LP	5.950%	2/15/2028	90	89
[7]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	7,815	7,757
	Kilroy Realty LP	4.750%	12/15/2028	3,452	3,426
	Kimco Realty OP LLC	4.250%	4/1/2045	2,180	1,825
	Kimco Realty OP LLC	3.700%	10/1/2049	1,660	1,237
	MPT Operating Partnership LP	3.500%	3/15/2031	410	281
[9,11]	MPT Operating Partnership LP	7.000%	2/15/2032	100	115
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	90	92
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,045	6,754
	Prologis LP	5.250%	3/15/2054	5,796	5,484
[9]	RHP Hotel Properties LP	6.500%	4/1/2032	80	82
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
[9]	RHP Hotel Properties LP	5.750%	3/15/2034	105	104
	Sabra Health Care LP	3.900%	10/15/2029	6	6
	Sabra Health Care LP	3.200%	12/1/2031	9,080	8,228
	SBA Communications Corp.	3.125%	2/1/2029	170	163
[5,11]	Vonovia SE	4.500%	11/12/2040	1,500	1,691
	Weyerhaeuser Co.	6.950%	10/1/2027	1,071	1,100
[9]	XHR LP	4.875%	6/1/2029	60	59
[9]	XHR LP	6.625%	5/15/2030	65	67
					138,982
Technology (5.2%)
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,921
	Broadcom Inc.	4.600%	7/15/2030	34,513	34,395
[9]	Broadcom Inc.	4.150%	4/15/2032	5,300	5,099
	Broadcom Inc.	4.600%	1/15/2033	25,501	25,025
	Broadcom Inc.	5.200%	7/15/2035	8,384	8,412
	Broadcom Inc.	4.800%	2/15/2036	3,920	3,804
	Broadcom Inc.	5.700%	1/15/2056	14,855	14,727
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,405	5,361
[9]	Central Parent Inc.	7.250%	6/15/2029	175	92
[9]	Central Parent LLC	8.000%	6/15/2029	40	21
[9]	Cloud Software Group LLC	6.500%	3/31/2029	391	380
[9]	Cloud Software Group LLC	9.000%	9/30/2029	260	252
[9]	Cloud Software Group LLC	8.250%	6/30/2032	45	42
	Cotiviti Inc.	7.625%	5/1/2031	80	75
	Dell International LLC	6.100%	7/15/2027	500	508
	Dell International LLC	4.750%	4/1/2028	11,700	11,735
	Dell International LLC	6.200%	7/15/2030	1	1
	Dell International LLC	4.750%	7/15/2031	16,187	16,091
	Dell International LLC	4.750%	10/6/2032	16,916	16,715
	Dell International LLC	8.350%	7/15/2046	831	1,050
[5,11]	DXC Capital Funding DAC	4.250%	12/9/2030	754	852
[5,11]	DXC Capital Funding DAC	0.950%	9/15/2031	4,100	3,936
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	130	126
[9]	Entegris Inc.	5.950%	6/15/2030	865	873
[9]	Esab Corp.	5.625%	4/1/2031	165	165
	Fidelity National Information Services Inc.	4.800%	3/10/2031	5,870	5,807
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	18,463	19,376
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	52,050	54,222
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	4,435	4,675
[9]	Foundry JV Holdco LLC	6.200%	1/25/2037	29,660	31,386
[9]	Gen Digital Inc.	6.250%	4/1/2033	70	69
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	31,748	31,571
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	36,297	36,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,577	1,568
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	2,085	2,076
	Hubbell Inc.	4.900%	6/15/2033	15,012	14,903
	Hubbell Inc.	5.150%	6/15/2036	11,056	11,004
[9]	Ingram Micro Inc.	4.750%	5/15/2029	260	255
	Intel Corp.	2.450%	11/15/2029	21,671	20,163
	Intel Corp.	2.000%	8/12/2031	3,308	2,884
	Intel Corp.	4.000%	12/15/2032	1,030	972
	Intel Corp.	5.200%	2/10/2033	5,122	5,179
	Intel Corp.	5.000%	8/15/2033	21,466	21,299
	Intel Corp.	5.300%	5/15/2036	5,475	5,444
	Intel Corp.	3.734%	12/8/2047	5,416	3,899
	Intel Corp.	3.050%	8/12/2051	3,613	2,263
	Intel Corp.	5.700%	2/10/2053	4,596	4,335
	Intel Corp.	5.600%	2/21/2054	5,010	4,682
	Intel Corp.	6.125%	5/15/2056	25,121	25,106
	Intel Corp.	3.100%	2/15/2060	3,990	2,267
	Intel Corp.	5.900%	2/10/2063	1,490	1,425
	International Business Machines Corp.	5.800%	2/3/2056	3,690	3,575
	Intuit Inc.	4.950%	6/15/2031	9,499	9,495
	Jabil Inc.	4.750%	2/1/2033	1,441	1,406
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	108
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	35	37
	Marvell Technology Inc.	5.300%	4/15/2036	7,889	7,849
[9]	McAfee Corp.	7.375%	2/15/2030	130	110
	Motorola Solutions Inc.	5.200%	8/15/2032	12,210	12,314
	NVIDIA Corp.	4.250%	6/15/2028	217,910	217,474
	NVIDIA Corp.	4.350%	6/15/2029	169,690	169,178
	NVIDIA Corp.	4.750%	6/15/2033	38,360	38,239
	NVIDIA Corp.	5.550%	6/15/2046	31,610	31,370
	NXP BV	3.250%	5/11/2041	2,350	1,778
	Oracle Corp.	4.800%	8/3/2028	13,930	13,905
	Oracle Corp.	4.550%	2/4/2029	10,483	10,336
	Oracle Corp.	4.450%	9/26/2030	31,867	30,762
	Oracle Corp.	4.950%	2/4/2031	20,644	20,221
	Oracle Corp.	4.800%	9/26/2032	8,104	7,711
	Oracle Corp.	5.350%	5/4/2033	3,799	3,690
	Oracle Corp.	3.650%	3/25/2041	2,250	1,616
	Oracle Corp.	5.875%	9/26/2045	4,404	3,857
	Oracle Corp.	6.550%	2/4/2046	22,233	20,972
	Oracle Corp.	3.600%	4/1/2050	1,610	978
	Oracle Corp.	6.700%	2/4/2056	10,230	9,630
	Oracle Corp.	3.850%	4/1/2060	22,302	13,095
	Paychex Inc.	5.350%	4/15/2032	3,120	3,157
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	65	64
[9]	Rocket Software Inc.	9.000%	11/28/2028	75	74
	Salesforce Inc.	4.650%	3/15/2029	19,400	19,392
	Salesforce Inc.	5.200%	3/15/2033	14,710	14,738
	ServiceNow Inc.	4.700%	8/15/2031	8,562	8,518
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	180	180
	Synopsys Inc.	4.650%	4/1/2028	12,960	12,978
[5,11]	Teleperformance SE	4.250%	1/21/2030	6,300	7,252
[9]	UKG Inc.	6.875%	2/1/2031	140	136
	Verisk Analytics Inc.	5.500%	6/15/2045	4,200	3,995
	VMware LLC	1.800%	8/15/2028	6,520	6,166
	VMware LLC	4.700%	5/15/2030	500	501
	VMware LLC	2.200%	8/15/2031	6,140	5,408
					1,177,976
Utilities (2.8%)
	AEP Texas Inc.	5.450%	5/15/2029	5,445	5,551
	AEP Texas Inc.	5.400%	6/1/2033	3,830	3,888
[5]	AEP Texas Inc.	5.200%	4/15/2036	10,900	10,738
	AEP Texas Inc.	5.850%	10/15/2055	7,196	7,059
[5]	AEP Transmission Co. LLC	3.650%	4/1/2050	2,800	2,064
[5]	AEP Transmission Co. LLC	2.750%	8/15/2051	1,500	914
	AES Corp.	5.450%	6/1/2028	2,051	2,073
	American Water Capital Corp.	5.200%	4/1/2036	25,180	25,147
[5,11]	Amprion GmbH	4.000%	9/30/2040	2,000	2,216
[5,11]	Amprion GmbH	4.580%	1/15/2046	3,100	3,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	Anglian Water Osprey Financing plc	2.000%	7/31/2028	1,347	1,651
[5,12]	Anglian Water Services Financing plc	5.750%	6/7/2043	2,400	2,849
[5]	Appalachian Power Co.	4.500%	3/1/2049	500	411
[9]	California Buyer Ltd.	6.375%	2/15/2032	180	180
[5]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	5,920	5,790
[9]	Chpe LLC	4.875%	6/30/2031	16,150	16,119
[9]	Chpe LLC	5.100%	6/30/2033	17,830	17,777
[9]	Chpe LLC	5.350%	6/30/2036	18,690	18,635
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	530	525
[9]	Clearway Energy Operating LLC	3.750%	1/15/2032	22	20
	CMS Energy Corp.	4.875%	3/1/2044	1,135	1,008
	Commonwealth Edison Co.	3.800%	10/1/2042	685	554
[5]	Commonwealth Edison Co.	3.750%	8/15/2047	490	369
	Commonwealth Edison Co.	5.850%	6/1/2056	13,290	13,398
[5]	Connecticut Light & Power Co.	4.150%	6/1/2045	250	206
	Connecticut Light & Power Co.	4.000%	4/1/2048	307	244
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	1,220	1,231
	Constellation Energy Generation LLC	4.400%	1/15/2031	7,900	7,764
	Constellation Energy Generation LLC	5.875%	1/15/2066	4,790	4,673
	Dominion Energy Inc.	5.350%	6/15/2036	7,670	7,679
[5]	Dominion Energy Inc.	4.050%	9/15/2042	500	408
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	530	473
[5]	DTE Electric Co.	4.850%	3/1/2036	12,730	12,440
	DTE Energy Co.	4.875%	6/1/2028	4,200	4,219
	Duke Energy Carolinas LLC	5.300%	2/15/2040	250	248
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,528	1,323
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,579	2,001
	Duke Energy Carolinas LLC	3.700%	12/1/2047	786	591
	Duke Energy Corp.	3.300%	6/15/2041	500	381
	Duke Energy Corp.	3.500%	6/15/2051	500	341
	Duke Energy Florida LLC	6.200%	11/15/2053	3,150	3,323
	Duke Energy Progress LLC	4.100%	5/15/2042	3,400	2,865
	Duke Energy Progress LLC	2.500%	8/15/2050	3,483	2,026
	Edison International	5.250%	3/15/2032	1,180	1,164
[5,12]	Engie SA	5.625%	4/3/2053	1,400	1,641
	Entergy Louisiana LLC	4.900%	4/15/2036	5,440	5,302
	Entergy Louisiana LLC	4.200%	9/1/2048	500	402
	Entergy Mississippi LLC	5.050%	4/15/2036	5,450	5,358
	Entergy Texas Inc.	5.000%	9/15/2052	1,410	1,255
	Entergy Texas Inc.	5.800%	9/1/2053	3,300	3,285
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,900	1,300
[9]	Evergy Missouri West Inc.	4.700%	5/21/2029	3,480	3,477
	Exelon Corp.	5.100%	6/15/2045	1,000	913
	Exelon Corp.	4.450%	4/15/2046	1,000	831
	Exelon Corp.	4.100%	3/15/2052	1,400	1,069
	Exelon Corp.	5.600%	3/15/2053	9,950	9,521
	Exelon Corp.	5.875%	3/15/2055	18,770	18,548
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	11,040	10,964
[9]	FirstEnergy Transmission LLC	2.866%	9/15/2028	12,623	12,121
	Florida Power & Light Co.	5.750%	6/1/2056	16,480	16,554
	Georgia Power Co.	5.125%	5/15/2052	920	853
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	300	297
	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,430	1,411
	Jersey Central Power & Light Co.	5.150%	1/15/2036	4,700	4,662
[9]	Liberty Utilities Co.	5.100%	5/15/2031	11,780	11,753
	MidAmerican Energy Co.	5.300%	2/1/2055	14,650	13,702
[9]	Narragansett Electric Co.	6.000%	5/15/2056	15,990	16,228
	National Grid plc	5.602%	6/12/2028	5,720	5,823
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	177	173
	Nevada Power Co.	6.000%	3/15/2054	4,250	4,299
	NiSource Inc.	5.250%	3/30/2028	2,670	2,700
	NiSource Inc.	5.200%	7/1/2029	14,420	14,638
	NiSource Inc.	4.750%	5/18/2031	4,260	4,243
	NiSource Inc.	5.300%	5/18/2036	4,240	4,242
	NiSource Inc.	5.850%	4/1/2055	12,780	12,675
[9]	NRG Energy Inc.	5.750%	7/15/2029	105	105
[9]	NRG Energy Inc.	5.750%	1/15/2034	265	263
[9]	NRG Energy Inc.	6.250%	11/1/2034	70	71
[9]	NRG Energy Inc.	6.000%	1/15/2036	330	329
[9]	NRG Energy Inc.	6.125%	5/15/2036	80	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.000%	6/15/2028	1,000	968
	Pacific Gas & Electric Co.	5.200%	5/1/2036	10,970	10,658
	Pacific Gas & Electric Co.	4.500%	7/1/2040	8,242	7,103
	Pacific Gas & Electric Co.	4.750%	2/15/2044	930	785
	Pacific Gas & Electric Co.	3.950%	12/1/2047	3,700	2,704
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,012	1,679
	Pacific Gas & Electric Co.	3.500%	8/1/2050	4,472	2,983
	Pacific Gas & Electric Co.	6.750%	1/15/2053	1,300	1,366
	Pacific Gas & Electric Co.	6.000%	5/1/2056	5,940	5,682
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	35	34
	PECO Energy Co.	4.150%	10/1/2044	1,515	1,256
	Pinnacle West Capital Corp.	4.900%	5/15/2028	4,070	4,085
[9]	PSEG Power LLC	5.200%	5/15/2030	21,820	22,052
	Public Service Co. of Colorado	5.050%	6/15/2036	13,100	12,917
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	764
	Public Service Co. of Colorado	4.050%	9/15/2049	500	389
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	6,801	6,890
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	1,591	1,507
	Southern California Edison Co.	5.650%	10/1/2028	6,300	6,417
[5]	Southern California Edison Co.	4.200%	3/1/2029	1,800	1,772
	Southern California Edison Co.	4.800%	3/15/2033	15,000	14,680
	Southern California Edison Co.	4.500%	9/1/2040	1,775	1,524
	Southern California Edison Co.	4.000%	4/1/2047	615	458
	Southern Co.	4.400%	7/1/2046	350	293
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,160	2,137
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,560	3,530
[5]	Southern Power Co.	4.900%	10/1/2035	7,070	6,858
	Southwestern Electric Power Co.	5.300%	4/1/2033	10,900	11,040
	Southwestern Electric Power Co.	5.200%	4/1/2036	10,210	10,067
[5,12]	SW Finance I plc	5.750%	11/19/2030	2,000	2,580
[12]	SW Finance I plc	7.750%	10/31/2031	11,034	15,166
[5,12]	SW Finance I plc	6.875%	8/7/2032	1,800	2,401
[5,12]	SW Finance I plc	7.000%	4/16/2040	1,200	1,511
[9]	Talen Energy Supply LLC	6.125%	5/1/2031	70	70
[9]	Talen Energy Supply LLC	6.375%	5/1/2033	70	70
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	195	194
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	130	131
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	7,980	8,037
	Union Electric Co.	3.900%	4/1/2052	1,500	1,134
	Union Electric Co.	5.450%	3/15/2053	6,620	6,312
[5,12]	United Utilities Water Finance plc	5.125%	10/6/2038	3,100	3,742
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	1,400	1,582
	Virginia Electric & Power Co.	2.300%	11/15/2031	1,000	888
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,180	969
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	500	382
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,860	2,719
	Virginia Electric & Power Co.	5.350%	1/15/2054	70	66
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	16,830	16,627
[9]	Vistra Operations Co. LLC	7.750%	10/15/2031	13	14
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	55	57
[9]	Vistra Operations Co. LLC	5.250%	4/30/2033	22,670	22,512
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	35	35
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	285	295
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	115	123
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	6,764	8,858
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,500	1,897
[5,12]	Yorkshire Water Finance plc	6.625%	7/22/2040	2,600	3,416
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,646	2,238
					633,802
Total Corporate Bonds (Cost $7,236,471)					7,167,532
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.425%	5/28/2032	46	46
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	207	207
[8]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	15	15
[8]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	30	29
[8]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	114	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,11]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	100	114
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	171	172
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	45	45
[8]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	150	149
[8]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	35	35
[8,11]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	5/27/2033	20	23
[8]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	20	20
[8]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	25	25
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	75	75
[8]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.950%	7/6/2029	108	55
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	75	75
[8]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.144%	1/28/2032	124	124
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	56	56
[8]	Cotiviti Inc. First Lien Term Loan B, TSFR1M + 2.750%	6.370%	5/1/2031	30	27
[8]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	88	88
[8]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.370%	4/23/2031	100	100
[8]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	50	50
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	135	135
[8]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	320	313
[8,11]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	60	69
[8]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	15	15
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.644%	3/1/2029	174	154
[8]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	8	8
[8]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	205	205
[8,11]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	145	166
[8]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	233	233
[8]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	25	25
[8]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	35	35
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	114	115
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	95	90
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	129	129
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.144%	7/31/2031	89	88
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.482%	11/6/2028	635	636
[8]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	29	30
[8]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	25	25
[8]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	55	54
[8]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.120%	1/19/2032	5	5
[8]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	35	35
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	23	22
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	65	65
[8]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	150	150
Total Floating Rate Loan Interests (Cost $4,519)					4,444
Sovereign Bonds (13.9%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	14,270	14,496
[11]	Adif Alta Velocidad	3.125%	1/31/2030	34,200	39,268
[11]	Adif Alta Velocidad	3.625%	4/30/2035	42,200	48,598
[5]	Agence Francaise de Developpement	4.125%	2/4/2031	6,800	6,690
[5]	Arab Republic of Egypt	7.500%	1/31/2027	9,548	9,659
[5]	Arab Republic of Egypt	6.588%	2/21/2028	2,163	2,180
[5]	Argentine Republic	1.000%	7/9/2029	9,638	8,787
[5]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	13,033	13,147
[5,11,16]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	1,416	1,671
[5]	Bermuda	3.717%	1/25/2027	15,639	15,521
[5]	Bermuda	4.750%	2/15/2029	9,680	9,641
	Canadian Government Bond	4.250%	5/28/2031	87,980	88,067
[5,9]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	60,542	62,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	42,369	43,770
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	87,611	86,270
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	49,688	49,001
[5,9]	Central American Bank for Economic Integration	3.750%	1/22/2029	12,455	12,266
[11]	City of Madrid Spain	3.360%	10/31/2035	21,000	23,794
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	1,338	1,364
[11]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	39,491	45,426
	Corp. Andina de Fomento	4.625%	1/15/2036	75,721	74,496
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	3,371	3,267
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	33,938	33,555
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	1,220	1,148
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,411	3,507
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	7,620	7,999
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	2,189	2,201
[5]	Dominican Republic	5.950%	1/25/2027	21,976	22,075
[5]	Dominican Republic	5.500%	2/22/2029	3,771	3,775
[5]	Dominican Republic	4.500%	1/30/2030	36,185	34,917
[5]	Dominican Republic	7.050%	2/3/2031	5,585	5,884
[5]	Dominican Republic	4.875%	9/23/2032	6,672	6,340
[5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	36,537	36,634
	Ecopetrol SA	8.625%	1/19/2029	3,360	3,568
[5,9]	Electricite de France SA	5.700%	5/23/2028	5,925	6,035
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	4,224	4,241
[17]	Eskom Holdings	4.314%	7/23/2027	41,116	40,672
	European Investment Bank	4.375%	8/16/2033	37,699	37,803
[5,11]	European Union	0.300%	11/4/2050	41,852	21,750
[5,11]	European Union	0.700%	7/6/2051	37,742	21,102
[5]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	5,219	5,291
[5,7,9]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	4,269	4,266
[9,11]	Hellenic Republic	4.375%	7/18/2038	12,014	14,608
[9,11]	Hellenic Republic	4.125%	6/15/2054	18,470	20,624
[5,18]	Japan	0.400%	3/20/2050	9,362,900	26,889
[5,11]	Junta de Andalucia	3.450%	4/30/2036	27,340	31,211
[11]	Junta de Castilla y Leon	3.330%	4/30/2034	39,818	45,770
[19]	KFW	4.125%	7/22/2031	140,199	139,489
[5]	Kingdom of Belgium	4.875%	6/10/2055	27,264	24,580
[5]	Kingdom of Morocco	2.375%	12/15/2027	11,793	11,380
[5]	Kingdom of Morocco	5.950%	3/8/2028	7,635	7,761
[9,11]	Kingdom of Morocco	4.750%	5/26/2034	34,113	39,754
[5]	Kingdom of Saudi Arabia	4.750%	1/18/2028	11,830	11,836
[9,11]	Kingdom of Spain	3.400%	10/31/2036	27,883	31,992
[9,11]	Kingdom of Spain	3.950%	10/31/2056	37,290	41,578
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	2,583	2,609
	KSA Sukuk Ltd.	5.250%	6/4/2027	23,180	23,319
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	9,103	8,993
[5,20]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	27,849	28,333
[5]	OCP SA	6.100%	4/30/2030	20,204	20,696
[5]	Oman Government Bond	5.375%	3/8/2027	33,482	33,631
[5]	Oman Government Bond	6.750%	10/28/2027	25,306	25,934
[5]	Oman Government Bond	5.625%	1/17/2028	13,095	13,237
[5]	Paraguay Government Bond	4.950%	4/28/2031	4,690	4,690
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,420	2,405
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	17,435	17,521
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.375%	1/25/2029	4,502	4,518
	Petroleos Mexicanos	6.500%	3/13/2027	4,902	4,946
	Petroleos Mexicanos	8.750%	6/2/2029	32,435	34,691
	Petroleos Mexicanos	6.840%	1/23/2030	2,091	2,148
	Province of Ontario	4.850%	5/29/2036	43,694	44,236
[5]	Province of Quebec	4.625%	6/3/2036	110,965	110,155
[5,9]	Qatar Energy	4.625%	6/23/2029	40,000	39,746
[5]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[5]	Republic of Chile	2.750%	1/31/2027	50,717	50,157
[5]	Republic of Chile	3.240%	2/6/2028	15,840	15,536
[5]	Republic of Chile	4.350%	4/13/2031	40,004	39,294
[5,11]	Republic of Chile	3.875%	7/9/2031	2,097	2,442
[5,11]	Republic of Cyprus	3.250%	6/27/2031	7,091	8,179
[5,11]	Republic of Cyprus	3.250%	1/28/2036	53,024	60,241
[5]	Republic of Ecuador	0.000%	7/31/2030	7,162	6,189
[5,9]	Republic of Finland	4.500%	6/3/2036	125,056	124,592
[5]	Republic of Guatemala	4.375%	6/5/2027	10,504	10,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Hungary	6.125%	5/22/2028	14,790	15,150
[5]	Republic of Hungary	5.375%	9/26/2030	25,126	25,516
[5]	Republic of Hungary	6.250%	9/22/2032	10,232	10,830
[11]	Republic of Hungary	4.250%	5/26/2033	16,090	18,929
[5,11]	Republic of Hungary	5.375%	9/12/2033	6,682	8,379
[5]	Republic of Hungary	6.000%	9/26/2035	1,557	1,625
[5]	Republic of Hungary	6.750%	9/23/2055	9,590	10,451
[11]	Republic of Iceland	2.625%	5/27/2030	36,304	40,930
[11]	Republic of Iceland	3.250%	5/27/2031	24,860	28,678
[11]	Republic of Indonesia	1.450%	9/18/2026	3,000	3,414
[5]	Republic of Indonesia	5.250%	1/15/2030	17,058	17,276
[5]	Republic of Indonesia	5.030%	5/29/2031	48,200	48,437
[11]	Republic of Indonesia	1.100%	3/12/2033	3,755	3,509
[5,11]	Republic of Indonesia	4.500%	5/29/2033	16,260	18,758
[11]	Republic of Indonesia	3.750%	10/16/2033	7,320	8,056
[11]	Republic of Indonesia	4.100%	3/4/2034	6,776	7,593
[5,11]	Republic of Italy	3.300%	6/15/2033	67,279	77,026
[5,9,11]	Republic of Italy	4.650%	10/1/2055	33,908	40,192
[5,11]	Republic of Lithuania	3.625%	3/10/2036	4,645	5,307
	Republic of Panama	8.875%	9/30/2027	4,357	4,579
[5]	Republic of Panama	2.252%	9/29/2032	6,315	5,300
[5]	Republic of Panama	5.227%	2/23/2034	5,767	5,686
	Republic of Panama	8.125%	4/28/2034	234	270
	Republic of Peru	2.844%	6/20/2030	1,116	1,047
[5]	Republic of Peru	2.783%	1/23/2031	41,953	38,620
[5]	Republic of Poland	6.125%	4/14/2056	7,840	7,963
[5]	Republic of Romania	6.375%	1/30/2034	654	663
[5,9]	Republic of Romania	5.750%	7/4/2036	3,950	3,782
[5,11]	Republic of Romania	3.375%	1/28/2050	2,900	2,161
[5]	Republic of South Africa	4.850%	9/30/2029	332	329
	Republic of the Philippines	5.325%	6/24/2036	25,000	25,034
	Republic of Turkiye	6.375%	5/22/2031	21,614	21,562
[5]	Republic of Turkiye	7.125%	2/12/2032	3,212	3,291
	Republic of Turkiye	6.300%	3/14/2033	10,190	9,948
[5]	Republic of Turkiye	4.875%	4/16/2043	832	632
[5,11]	Republic of Uzbekistan Bond	5.375%	5/29/2027	25,000	28,929
[5]	Republic of Uzbekistan Bond	7.850%	10/12/2028	2,204	2,332
[5,11]	Republic of Uzbekistan Bond	5.100%	2/25/2029	19,471	22,763
[5]	Saudi Arabian Oil Co.	3.500%	4/16/2029	4,995	4,824
[5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	9,104	8,889
[5,11]	Serbia International Bond	1.500%	6/26/2029	14,851	15,770
[5]	Serbia International Bond	2.125%	12/1/2030	597	521
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	4,639	4,560
[11]	Slovakia Government Bond	3.750%	2/27/2040	38,725	43,499
[11]	Slovakia Government Bond	4.125%	2/19/2046	30,860	35,002
[5,11]	State of Israel	5.000%	10/30/2026	16,350	18,793
[5,11]	State of Israel	1.500%	1/18/2027	1,660	1,878
[5]	State of Israel	5.375%	3/12/2029	14,413	14,556
[5]	State of Israel	5.375%	2/19/2030	7,550	7,639
[5]	State of Israel	4.500%	1/13/2031	17,523	17,133
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	17,933	20,353
	United Mexican States	4.150%	3/28/2027	3,380	3,380
[5]	United Mexican States	5.400%	2/9/2028	35,524	36,050
[5]	United Mexican States	6.000%	5/13/2030	1,743	1,793
[5]	United Mexican States	5.850%	7/2/2032	75,981	76,799
[5]	United Mexican States	5.375%	3/22/2033	11,132	10,905
[5]	United Mexican States	4.875%	5/19/2033	7,276	6,910
[5]	United Mexican States	3.500%	2/12/2034	29,452	25,126
[5]	United Mexican States	6.250%	8/27/2037	37,223	37,229
[5]	United Mexican States	3.771%	5/24/2061	1,862	1,119
[11]	Xunta de Galicia	3.290%	4/30/2033	27,309	31,569
Total Sovereign Bonds (Cost $3,147,743)					3,148,271
Taxable Municipal Bonds (0.1%)
	Houston TX GO	6.290%	3/1/2032	1,065	1,123
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	15,620	16,575
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	700	558

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin General Fund Annual Appropriation Revenue		3.954%	5/1/2036	500	468
Total Taxable Municipal Bonds (Cost $18,418)						18,724
					Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[21]	Vanguard Market Liquidity Fund (Cost $73,959)		3.682%		739,678	73,961
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	186	$109.00	20,274	200
Put Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	186	109.00	20,274	35
	Long U.S. Treasury Bond Futures Contracts	7/24/2026	81	110.00	8,910	9
						44
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	170,280	335
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.454% Annually	NGFP	10/19/2026	3.454%	234,340	217
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	125,740	893
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	96,800	2,336
						3,781
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	106,250	1,272
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.454% Annually	NGFP	10/19/2026	3.454%	234,340	2,685
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	106,120	1,187
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	111,910	1,250
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	125,740	902
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	44,500	694
						7,990
Total Options Purchased (Cost $11,003)						12,015
Total Investments (97.5%) (Cost $22,249,135)						22,106,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.2%)
[5,6,7]	UMBS Pool (Proceeds $34,460)	6.000%	11/1/2052–7/25/2056	(35,908)	(34,048)
Other Assets and Liabilities—Net (2.7%)					605,700
Net Assets (100%)					22,678,290

Cost is in $000.

1	Securities with a value of $42,925 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,632 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $87,587 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $604 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $4,606,213, representing 20.3% of net assets.

10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Canadian dollars.
14	Payment-in-kind (PIK) security which may pay interest as additional principal.
15	Face amount denominated in Australian dollars.
16	Guaranteed by the Republic of Poland.
17	Guaranteed by the Republic of South Africa.
18	Face amount denominated in Japanese yen.
19	Guaranteed by the Federal Republic of Germany.
20	Guaranteed by the Republic of Hungary.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GO—General Obligation Bond.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	272,448	(146)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	213,760	(354)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.954% Annually	NGFP	10/19/2026	2.954%	351,510	(89)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	81,500	(3,568)
					(4,157)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	212,510	(1,666)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	212,240	(1,641)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	111,910	(966)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.954% Annually	NGFP	10/19/2026	3.954%	351,510	(1,529)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	111,910	(738)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	213,760	(400)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	44,500	(2,688)
					(9,628)
Total Options Written (Premiums Received $11,548)					(13,785)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	6,188	1,275,550	(1,187)
5-Year U.S. Treasury Note	September 2026	11,316	1,211,342	1,284
10-Year U.S. Treasury Note	September 2026	1,666	183,078	142
Long U.S. Treasury Bond	September 2026	3,797	430,960	7,126
Ultra Long U.S. Treasury Bond	September 2026	4,663	541,637	10,284
17,649

Short Futures Contracts
10-Year Government of Canada Bond	September 2026	(1,036)	(88,468)	(918)
10-Year Japanese Government Bond	September 2026	(333)	(261,677)	(833)
AUD 3-Year Treasury Bond	September 2026	(106)	(7,676)	(26)
AUD 10-Year Treasury Bond	September 2026	(81)	(6,159)	(71)
Euro-Bobl	September 2026	(1,815)	(239,277)	(1,690)
Euro-BTP	September 2026	(2,888)	(393,835)	(6,242)
Euro-Bund	September 2026	(246)	(35,793)	(212)
Euro-Buxl	September 2026	(1,645)	(209,047)	(6,037)
Euro-OAT	September 2026	(1,322)	(181,232)	(1,515)
Euro-Schatz	September 2026	(1,598)	(193,470)	(526)
Long Gilt	September 2026	(236)	(27,926)	(532)
Ultra 10-Year U.S. Treasury Note	September 2026	(3,633)	(408,599)	(1,812)
(20,414)
(2,765)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/16/2026	EUR	56,559	USD	65,295	—	(462)
Wells Fargo Bank N.A.	9/16/2026	EUR	54,970	USD	62,979	34	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	7,272	USD	8,306	30	—
HSBC Bank plc	9/16/2026	EUR	2,210	USD	2,562	—	(29)
Wells Fargo Bank N.A.	9/16/2026	GBP	21,807	USD	29,293	—	(367)
Bank of Montreal	9/16/2026	GBP	21,681	USD	28,695	64	—
Wells Fargo Bank N.A.	9/16/2026	JPY	392,543	USD	2,464	—	(34)
Barclays Bank plc	9/16/2026	JPY	156,042	USD	981	—	(15)
HSBC Bank plc	9/16/2026	JPY	140,159	USD	874	—	(6)
State Street Bank & Trust Co.	9/16/2026	USD	11,550	AUD	16,481	155	—
State Street Bank & Trust Co.	9/16/2026	USD	12,128	CAD	16,920	157	—
Toronto-Dominion Bank	9/16/2026	USD	1,130	CAD	1,566	22	—
State Street Bank & Trust Co.	9/16/2026	USD	35	CAD	50	—	—
State Street Bank & Trust Co.	9/16/2026	USD	2,399	CHF	1,888	41	—
Canadian Imperial Bank of Commerce	9/16/2026	USD	1,098,829	EUR	948,751	11,265	—
Wells Fargo Bank N.A.	9/16/2026	USD	156,510	EUR	134,697	2,105	—
Royal Bank of Canada	9/16/2026	USD	48,608	EUR	42,677	—	(313)
HSBC Bank plc	9/16/2026	USD	44,232	EUR	38,259	376	—
Royal Bank of Canada	9/16/2026	USD	35,243	EUR	30,269	546	—
Toronto-Dominion Bank	9/16/2026	USD	11,373	EUR	9,960	—	(45)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	8,883	EUR	7,781	—	(36)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	6,288	EUR	5,414	81	—
Toronto-Dominion Bank	9/16/2026	USD	301	EUR	261	1	—
State Street Bank & Trust Co.	9/16/2026	USD	95,539	GBP	71,345	904	—
Wells Fargo Bank N.A.	9/16/2026	USD	60,289	GBP	45,052	530	—
Wells Fargo Bank N.A.	9/16/2026	USD	3,952	GBP	2,992	—	(17)
State Street Bank & Trust Co.	9/16/2026	USD	1,559	GBP	1,183	—	(10)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	947	GBP	710	5	—
Royal Bank of Canada	9/16/2026	USD	596	GBP	444	7	—
Bank of Montreal	9/16/2026	USD	335	HUF	103,607	3	—
Toronto-Dominion Bank	9/16/2026	USD	31,723	JPY	5,052,626	454	—
Barclays Bank plc	9/16/2026	USD	845	JPY	135,004	9	—
Royal Bank of Canada	9/16/2026	USD	594	JPY	95,529	3	—
Canadian Imperial Bank of Commerce	9/16/2026	USD	452	NZD	778	9	—
						16,801	(1,334)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Peru	6/20/2031	USD	1,391	1.000	24	5
Republic of South Africa	6/20/2031	USD	3,188	1.000	(34)	94
Republic of the Philippines	6/20/2031	USD	33,493	1.000	563	165
Republic of Turkiye	6/20/2031	USD	3,747	1.000	(193)	100
						364

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	836,112	(1.000)	(18,557)	(1,336)
United Mexican States	6/20/2031	USD	29,151	(1.000)	(197)	(289)
						(1,625)
						(1,261)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	8,600	(1.000)	(195)	(147)	—	(48)
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	1,600	(1.000)	(26)	47	—	(73)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	1,300	(1.000)	(21)	27	—	(48)
					(242)	(73)	—	(169)

1Notional amount denominated in euro.
2Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $16,615 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	51,117 [1]	0.000 [2]	(3.455)[3]	(61)	(61)
4/30/2027	N/A	102,233 [1]	0.000 [2]	(3.480)[3]	(150)	(150)
4/30/2027	N/A	51,117 [1]	0.000 [2]	(3.535)[3]	(103)	(102)
5/5/2027	N/A	76,675 [1]	0.000 [2]	(3.425)[3]	(134)	(134)
5/5/2027	N/A	51,117 [1]	0.000 [2]	(3.424)[3]	(89)	(89)
5/6/2027	N/A	51,117 [1]	0.000 [2]	(3.412)[3]	(93)	(93)
5/8/2027	N/A	53,672 [1]	0.000 [2]	(3.282)[3]	(52)	(51)
5/8/2027	N/A	51,117 [1]	0.000 [2]	(3.300)[3]	(58)	(58)
5/8/2027	N/A	51,117 [1]	0.000 [2]	(3.294)[3]	(55)	(55)
6/15/2027	N/A	700,000 [1]	3.935 [4]	(3.680)[5]	(402)	(488)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/15/2028	N/A	300,000 [1]	3.680 [5]	(4.012)[4]	(78)	63
6/10/2029	N/A	160,000 [1]	3.994 [4]	(3.680)[5]	224	224
6/10/2029	N/A	11,790 [1]	3.680 [5]	(3.988)[4]	(15)	(15)
6/10/2029	N/A	11,790 [1]	3.680 [5]	(4.000)[4]	(19)	(19)
6/10/2029	N/A	11,790 [1]	3.680 [5]	(4.005)[4]	(20)	(20)
6/12/2029	N/A	23,580 [1]	3.680 [5]	(3.975)[4]	(20)	(20)
9/19/2029	9/16/2026 [6]	270,240 [7]	2.940 [8]	(0.000)[9]	793	779
11/30/2030	10/5/2026 [6]	260,500 [1]	0.000 [5]	(3.896)[4]	197	164
11/30/2030	10/5/2026 [6]	58,400 [1]	0.000 [5]	(3.895)[4]	46	46
6/10/2031	N/A	100,000 [1]	3.680 [5]	(3.991)[4]	(378)	(378)
6/29/2031	6/29/2029 [6]	221,860 [1]	3.795 [4]	(0.000)[5]	(209)	(209)
9/17/2031	9/16/2026 [6]	102,690 [10]	2.690 [4]	(0.000)[11]	1,140	1,198
4/2/2032	4/2/2027 [6]	52,820 [1]	3.650 [4]	(0.000)[5]	(601)	(601)
7/2/2032	7/2/2030 [6]	6,931 [1]	3.899 [4]	(0.000)[5]	—	—
7/2/2034	7/2/2032 [6]	14,927 [1]	0.000 [5]	(4.081)[4]	—	—
2/15/2036	9/30/2026 [6]	156,000 [1]	0.000 [5]	(4.073)[4]	(709)	(687)
6/30/2036	6/30/2031 [6]	202,100 [1]	0.000 [5]	(4.091)[4]	492	493
7/2/2036	7/2/2026 [6]	129,685 [1]	0.000 [2]	(2.381)[3]	—	—
7/2/2036	7/2/2026 [6]	5,315 [1]	0.000 [2]	(2.370)[3]	—	—
7/3/2036	7/3/2034 [6]	8,062 [1]	4.272 [4]	(0.000)[5]	—	—
4/2/2037	4/2/2027 [6]	29,160 [1]	0.000 [5]	(3.924)[4]	298	298
10/18/2040	10/18/2030 [6]	38,800 [1]	0.000 [5]	(4.100)[4]	495	495
1/22/2041	1/22/2031 [6]	6,830 [1]	4.517 [4]	(0.000)[5]	99	99
5/27/2041	5/27/2031 [6]	5,900 [1]	4.588 [4]	(0.000)[5]	102	102
11/15/2043	9/30/2026 [6]	19,500 [1]	4.333 [4]	(0.000)[5]	272	272
11/15/2043	9/30/2026 [6]	19,250 [1]	4.270 [4]	(0.000)[5]	120	120
11/15/2043	9/30/2026 [6]	19,250 [1]	4.272 [4]	(0.000)[5]	125	125
11/15/2043	9/30/2026 [6]	18,400 [1]	4.319 [4]	(0.000)[5]	225	225
10/18/2045	10/18/2035 [6]	42,900 [1]	4.358 [4]	(0.000)[5]	(472)	(472)
1/22/2046	1/22/2036 [6]	8,410 [1]	0.000 [5]	(4.781)[4]	(101)	(101)
6/25/2046	6/25/2036 [6]	68,060 [1]	4.470 [4]	(0.000)[5]	(351)	(351)
7/20/2056	7/20/2026 [6]	3,770 [1]	0.000 [5]	(4.235)[4]	(28)	(27)
					430	522

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7Notional amount denominated in Canadian dollar.
8Interest payment received/(paid) semi-annually.
9Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
10Notional amount denominated in euro.
11Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts securities with a value of $297,000 and cash of $380,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,331,063	—	8,331,063
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,329,118	21,510	3,350,628
Corporate Bonds	—	7,167,532	—	7,167,532
Floating Rate Loan Interests	—	4,444	—	4,444
Sovereign Bonds	—	3,148,271	—	3,148,271
Taxable Municipal Bonds	—	18,724	—	18,724
Temporary Cash Investments	73,961	—	—	73,961
Options Purchased	244	11,771	—	12,015
Total	74,205	22,010,923	21,510	22,106,638
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(34,048)	—	(34,048)

Derivative Financial Instruments
Assets
Futures Contracts[1]	18,836	—	—	18,836
Forward Currency Contracts	—	16,801	—	16,801
Swap Contracts[1]	—	5,067	—	5,067
Total	18,836	21,868	—	40,704
Liabilities
Options Written	—	(13,785)	—	(13,785)
Futures Contracts[1]	(21,601)	—	—	(21,601)
Forward Currency Contracts	—	(1,334)	—	(1,334)
Swap Contracts[1]	—	(5,975)	—	(5,975)
Total	(21,601)	(21,094)	—	(42,695)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.